UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-7739

Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

50 Division Street

Somerville, NJ 08876

(Address of principal executive offices) (Zip code)

David R. Loevner, President

Harding, Loevner Funds, Inc.

50 Division Street

Somerville, NJ 08876

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: 10/31/2010

Date of reporting period: 04/30/2010

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2010

Individual Investors

Global Equity Portfolio

International Equity Portfolio

International Small Companies Portfolio

Emerging Markets Portfolio

Harding, Loevner Funds, Inc.

c/o Northern Trust

Attn: Funds Center C5S

801 South Canal Street

Chicago, IL 60607

(877) 435-8105

www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2010 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009 and held for the entire six month period from November 1, 2009 to April 30, 2010 for the Global Equity Portfolio—Advisor Class, International Equity Portfolio—Investor Class, International Small Companies Portfolio—Investor Class, and Emerging Markets Portfolio.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2009 to April 30, 2010)
Global Equity Portfolio—Advisor Class
Actual	$1,000.00	$1,101.40	1.19%	$6.20
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.19%	5.96
International Equity Portfolio—Investor Class
Actual	1,000.00	1,106.30	1.25%	6.53
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	1.25%	6.26
International Small Companies Portfolio—Investor Class
Actual	1,000.00	1,098.80	1.75%	9.11
Hypothetical (5% annual return before expenses)	1,000.00	1,016.10	1.75%	8.75
Emerging Markets Portfolio
Actual	1,000.00	1,138.70	1.60%	8.48
Hypothetical (5% annual return before expenses)	1,000.00	1,016.10	1.60%	8.00

*

Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

April 30, 2010 (unaudited)

Industry	Percentage of Net Assets

Apparel	2.6%
Banks	7.9
Beverages, Food & Tobacco	3.8
Biotechnology	2.3
Chemicals	7.3
Commercial Services & Supplies	6.2
Communications	2.9
Computer Software & Processing	9.2
Computers & Information	4.1
Cosmetics & Personal Care	7.0
Electrical Equipment	6.0
Financial Services	4.0
Holding Companies-Diversified	1.0
Internet	4.2
Media	1.1
Medical Supplies	3.0
Miscellaneous Manufacturing	2.4
Office/Business Equip	1.3
Oil & Gas	5.4
Oil & Gas Services	2.1
Pharmaceuticals	5.7
Retailers	7.1

Total Investments	96.6
Other Assets Less Liabilities	3.4 *

Net Assets	100.0%

*    Breakout of other assets and liabilities can be found on page 6.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited)

	Shares	Value (1)

Common Stocks - 96.6%

Australia - 1.4%
Cochlear Ltd. (Medical Supplies)	27,230	$1,855,475

Austria - 0.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	23,900	1,067,420

Bermuda - 1.6%
Bunge Ltd. (Beverages, Food & Tobacco)	39,170	2,074,051

Canada - 2.0%
Cenovus Energy Inc. (Oil & Gas)	42,190	1,236,167
EnCana Corp. (Oil & Gas)	42,090	1,391,916

		2,628,083

China - 1.0%
China Merchants Holdings International Co., Ltd. (Holding Companies-Diversified)	364,000	1,262,481

Denmark - 1.1%
Novo Nordisk A/S, Series B (Pharmaceuticals)	17,700	1,445,690

France - 8.3%
Air Liquide (Chemicals)	16,629	1,924,297
Dassault Systemes SA (Computer Software & Processing)	29,950	1,954,092
L’Oreal SA (Cosmetics & Personal Care)	26,810	2,774,111
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	12,884	1,472,890
Schlumberger Ltd. (Oil & Gas Services)	38,090	2,720,388

		10,845,778

Germany - 1.8%
Hamburger Hafen und Logistik AG (Commercial Services & Supplies)	33,100	1,208,614
Qiagen NV (Commercial Services & Supplies)*	49,878	1,147,262

		2,355,876

Hong Kong - 2.7%
Li & Fung Ltd. (Commercial Services & Supplies)	737,800	3,571,021

India - 1.6%
ICICI Bank Ltd. - Sponsored ADR (Banks)	48,300	2,053,716

Indonesia - 1.0%
Bank Central Asia Tbk PT (Banks)	2,284,000	1,375,844

Israel - 1.2%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	27,000	1,585,710

Japan - 5.8%
Canon Inc. - Sponsored ADR (Office/Business Equip)	36,700	1,676,456
Fanuc Ltd. (Electrical Equipment)	11,300	1,336,669
JSR Corp. (Chemicals)	66,800	1,358,181
Keyence Corp. (Electrical Equipment)	9,160	2,184,597
So-net M3 Inc. (Commercial Services & Supplies)	294	1,061,000

		7,616,903

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Russia - 1.2%
OAO Gazprom - Sponsored ADR (Oil & Gas)	67,200	$1,559,868

South Africa - 0.9%
Sasol Ltd. (Oil & Gas)	28,730	1,165,420

Switzerland - 6.1%
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	29,755	1,455,019
Novartis AG - Registered (Pharmaceuticals)	26,620	1,358,185
Sonova Holding AG (Medical Supplies)	16,580	2,067,988
Swatch Group AG (Retailers)	10,470	3,086,271

		7,967,463

United Kingdom - 7.2%
Autonomy Corp. plc (Computer Software & Processing)*	145,500	4,003,725
RPS Group plc (Commercial Services & Supplies)	314,700	1,092,477
Standard Chartered plc (Banks)	107,300	2,860,154
WPP plc (Media)	132,370	1,407,318

		9,363,674

United States - 50.9%
3M Co. (Miscellaneous Manufacturing)	36,370	3,224,928
Abbott Laboratories (Pharmaceuticals)	38,680	1,978,869
Adobe Systems Inc. (Computer Software & Processing)*	80,090	2,690,223
Apple Inc. (Computers & Information)*	7,900	2,062,848
Charles Schwab Corp. (Financial Services)	78,700	1,518,123
Cisco Systems Inc. (Communications)*	141,715	3,814,968
Coach Inc. (Apparel)	81,100	3,385,925
Colgate-Palmolive Co. (Cosmetics & Personal Care)	25,750	2,165,575
eBay Inc. (Internet)*	95,700	2,278,617
EMC Corp./ Massachusetts (Computers & Information)*	171,250	3,255,462
Emerson Electric Co. (Electrical Equipment)	83,770	4,375,307
Exxon Mobil Corp. (Oil & Gas)	24,890	1,688,787
Genzyme Corp. (Biotechnology)*	36,950	1,967,218
Google Inc. - Class A (Internet)*	6,047	3,177,336
Greenhill & Co. Inc. (Financial Services)	21,600	1,898,424
JPMorgan Chase & Co. (Financial Services)	41,800	1,779,844
Medco Health Solutions Inc. (Pharmaceuticals)*	19,568	1,152,947
Monsanto Co. (Chemicals)	33,300	2,099,898
Oracle Corp. (Computer Software & Processing)	132,710	3,429,226
Praxair Inc. (Chemicals)	18,520	1,551,420
Procter & Gamble Co. (Cosmetics & Personal Care)	67,500	4,195,800
Sigma-Aldrich Corp. (Chemicals)	44,600	2,644,780
Staples Inc. (Retailers)	122,910	2,892,072
Talecris Biotherapeutics Holdings Corp. (Biotechnology)*	58,200	1,091,250
Walgreen Co. (Retailers)	95,250	3,348,037
Wells Fargo & Co. (Banks)	89,760	2,971,954

		66,639,838

Total Common Stocks (Cost $107,009,033)		126,434,311

Total Investments - 96.6% (Cost $107,009,033)		$126,434,311

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - 3.4%
Cash	$8,603,457
Dividends and interest receivable	203,496
Foreign currency (cost $2,659)	2,877
Receivable for Fund units sold	126,897
Tax reclaim receivable	29,169
Prepaid expenses	215
Payable to Investment Advisor	(71,957)
Payable for securities purchased	(4,430,062)
Payable for Fund units redeemed	(11,277)
Payable for open forward foreign currency contracts	(700)
Other Liabilities	(56,874)

4,395,241

Net Assets - 100%
Advisor Class
Applicable to 2,817,397 outstanding $.001 par value units (authorized 500,000,000 shares)	$62,766,613

Net Asset Value, Offering Price and Redemption Price Per Unit	$22.28

Institutional Class
Applicable to 3,053,402 outstanding $.001 par value units (authorized 500,000,000 shares)	$68,062,939

Net Asset Value, Offering Price and Redemption Price Per Unit	$22.29

Components of Net Assets as of April 30, 2010 were as follows:
Paid-in capital	$109,905,443
Accumulated undistributed net investment income	126,429
Accumulated net realized gain from investment transactions	1,375,443
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	19,422,237

$130,829,552

Summary of Abbreviations

ADR	American Depository Receipt
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

April 30, 2010 (unaudited)

Industry	Percentage of Net Assets

Banks	9.2%
Beverages, Food & Tobacco	10.7
Chemicals	5.3
Commercial Services & Supplies	4.8
Communications	5.6
Computer Software & Processing	5.5
Cosmetics & Personal Care	2.0
Electrical Equipment	9.1
Electronics	2.1
Financial Services	1.0
Health Care Providers & Services	1.6
Heavy Machinery	2.5
Insurance	2.5
Machinery - Diversified	1.4
Media	4.5
Medical Supplies	5.3
Oil & Gas	9.1
Oil & Gas Services	1.9
Pharmaceuticals	3.7
Real Estate	1.2
Retailers	3.8
Semiconductors	4.3

Total Investments	97.1
Other Assets Less Liabilities	2.9 *

Net Assets	100.0%

*    Breakout of other assets and liabilities can be found on page 11.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited)

	Shares	Value (1)

Common Stocks - 96.3%

Australia - 2.0%
Cochlear Ltd. (Medical Supplies)	110,800	$7,550,005

Austria - 2.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	175,720	7,847,993

Bermuda - 2.1%
Bunge Ltd. (Beverages, Food & Tobacco)	143,880	7,618,446

Brazil - 0.5%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,866,411

Canada - 3.2%
Cenovus Energy Inc. (Oil & Gas)	89,282	2,615,962
EnCana Corp. (Oil & Gas)	89,282	2,952,556
Imperial Oil Ltd. (Oil & Gas)	147,490	6,194,580

		11,763,098

China - 1.0%
China Resources Enterprise (Financial Services)	1,002,000	3,519,364

Denmark - 1.1%
Novo Nordisk A/S, Series B (Pharmaceuticals)	50,700	4,141,045

France - 14.9%
Air Liquide (Chemicals)	107,502	12,440,058
Dassault Systemes SA (Computer Software & Processing)	183,000	11,939,863
L’Oreal SA (Cosmetics & Personal Care)	72,870	7,540,077
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	69,730	7,971,487
Schlumberger Ltd. (Oil & Gas Services)	97,200	6,942,024
Schneider Electric SA (Electrical Equipment)	73,650	8,413,193

		55,246,702

Germany - 5.8%
Allianz SE (Insurance)*	81,700	9,379,297
Fresenius AG (Health Care Providers & Services)	81,968	5,842,516
Qiagen NV (Commercial Services & Supplies)*	270,870	6,230,378

		21,452,191

Hong Kong - 2.4%
Li & Fung Ltd. (Commercial Services & Supplies)	1,800,200	8,713,137

India - 1.5%
ICICI Bank Ltd. - Sponsored ADR (Banks)	134,500	5,718,940

Indonesia - 1.6%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	173,140	6,011,421

Israel - 0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	49,160	2,887,167

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Japan - 13.5%
Fanuc Ltd. (Electrical Equipment)	73,000	$8,635,117
Hoya Corp. (Electronics)	285,300	7,847,530
JSR Corp. (Chemicals)	348,200	7,079,618
Jupiter Telecommunications Co., Ltd. (Media)	4,455	4,496,557
Keyence Corp. (Electrical Equipment)	40,065	9,555,227
Kubota Corp. (Machinery - Diversified)	581,300	5,112,310
So-net M3 Inc. (Commercial Services & Supplies)	764	2,757,157
Sumitomo Realty & Development Co., Ltd. (Real Estate)	223,000	4,591,179

		50,074,695

Mexico - 4.7%
America Movil SA de CV, Series L - ADR (Communications)	158,300	8,149,284
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	397,640	9,230,457

		17,379,741

Poland - 0.9%
Bank Pekao SA - GDR, Reg. S (Banks)#,*	58,060	3,324,185

Russia - 2.0%
OAO Gazprom - Sponsored ADR (Oil & Gas)	315,670	7,327,435

Singapore - 1.9%
DBS Group Holdings Ltd. (Banks)	650,083	7,202,157

South Africa - 2.4%
MTN Group Ltd. (Communications)	431,500	6,352,354
Sasol Ltd. (Oil & Gas)	62,341	2,528,836

		8,881,190

South Korea - 2.3%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	8,000	1,918,578
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	16,920	6,457,400

		8,375,978

Sweden - 2.5%
Atlas Copco AB - Class A (Heavy Machinery)	569,600	9,251,163

Switzerland - 9.7%
Alcon Inc. (Medical Supplies)	55,070	8,583,210
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	244,650	11,963,385
Roche Holding AG - Genusschein (Pharmaceuticals)	42,450	6,704,259
Swatch Group AG (Retailers)	16,580	4,887,332
Synthes Inc. (Medical Supplies)	31,520	3,590,412

		35,728,598

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,524,125	6,873,702

United Kingdom - 15.5%
ARM Holdings plc (Semiconductors)	1,932,000	7,477,246
Autonomy Corp. plc (Computer Software & Processing)*	306,900	8,444,971
BG Group plc (Oil & Gas)	416,080	6,985,812
Standard Chartered plc (Banks)	367,610	9,798,892
Tesco plc (Beverages, Food & Tobacco)	977,580	6,502,971

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

United Kingdom (continued)
Unilever plc (Beverages, Food & Tobacco)	187,025	$5,602,576
WPP plc (Media)	1,157,620	12,307,465

		57,119,933

Total Common Stocks (Cost $265,169,808)		355,874,697

Preferred Stocks - 0.8%

Brazil - 0.8%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	78,500	2,978,290

Total Preferred Stocks (Cost $2,709,944)		2,978,290

Total Investments - 97.1% (Cost $267,879,752)		$358,852,987

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - 2.9%
Cash	$8,911,002
Dividends and interest receivable	1,359,217
Foreign currency (cost $35,022)	35,491
Receivable for Fund units sold	739,380
Tax reclaim receivable	216,346
Prepaid expenses	2,872
Payable to Investment Advisor	(225,856)
Payable for Fund units redeemed	(67,720)
Payable for distribution fees	(34,325)
Other Liabilities	(112,110)

10,824,297

Net Assets - 100%
Investor Class
Applicable to 5,613,999 outstanding $.001 par value units (authorized 250,000,000 shares)	$74,175,564

Net Asset Value, Offering Price and Redemption Price Per Unit	$13.21

Institutional Class
Applicable to 22,327,229 outstanding $.001 par value units (authorized 250,000,000 shares)	$295,501,720

Net Asset Value, Offering Price and Redemption Price Per Unit	$13.24

Components of Net Assets as of April 30, 2010 were as follows:
Paid-in capital	$287,413,819
Accumulated undistributed net investment income	998,764
Accumulated net realized loss from investment transactions	(9,706,269)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	90,970,970

$369,677,284

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

April 30, 2010 (unaudited)

Industry	Percentage of Net Assets

Agriculture	1.5%
Automotive	3.5
Banks	4.0
Beverages, Food & Tobacco	1.6
Chemicals	8.0
Commercial Services & Supplies	3.9
Communications	1.7
Computers & Information	1.5
Cosmetics & Personal Care	2.8
Distribution/Wholesale	2.5
Electrical Equipment	2.9
Electronics	3.8
Engineering & Construction	1.4
Environmental Controls	2.1
Financial Services	3.8
Food	7.3
Gas	1.3
Gold and Silver Ores	1.2
Hand/Machine Tools	2.6
Health Care Providers & Services	2.0
Insurance	2.6
Leisure Time	1.4
Machinery - Diversified	5.9
Media	1.4
Medical Supplies	3.8
Miscellaneous Manufacturing	6.8
Oil & Gas Services	1.1
Packaging & Containers	1.1
Pharmaceuticals	3.4
Retailers	3.9
Semiconductors	3.4
Textiles & Apparel	0.8
Transportation	2.6
Trucking & Leasing	1.5

Total Investments	99.1
Other Assets Less Liabilities	0.9 *

Net Assets	100.0%

*    Breakout of other assets and liabilities can be found on page 17.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2010 (unaudited)

	Shares	Value (1)

Common Stocks - 97.2%

Australia - 5.1%
Bank of Queensland Ltd. (Banks)	8,794	$101,686
Bradken Ltd. (Engineering & Construction)	19,100	127,808
Imdex Ltd. (Gold and Silver Ores)*	145,430	105,903
SAI Global Ltd. (Media)	33,300	132,037

		467,434

Austria - 2.3%
BWT AG (Environmental Controls)	3,286	99,060
Semperit AG Holding (Miscellaneous Manufacturing)	2,730	113,394

		212,454

Belgium - 0.8%
Sioen Industries NV (Textiles & Apparel)	11,960	74,208

Canada - 2.6%
GLV, Inc. - Class A (Machinery - Diversified)*	11,400	109,421
Laurentian Bank of Canada (Banks)	3,000	130,301

		239,722

China - 2.6%
Dalian Refrigeration Co., Ltd. (Machinery - Diversified)	125,000	91,640
Vinda International Holdings Ltd. (Cosmetics & Personal Care)	170,000	144,542

		236,182

Denmark - 3.1%
NKT Holding A/S (Miscellaneous Manufacturing)	2,150	124,866
Topsil Semiconductor Materials (Semiconductors)*	560,000	161,484

		286,350

Finland - 2.3%
Vacon Oyj (Hand/Machine Tools)	2,377	104,513
Vaisala Oyj, Class A (Electronics)	3,633	106,950

		211,463

France - 3.5%
Boiron SA (Pharmaceuticals)	2,073	83,997
Rubis (Gas)	1,430	118,286
Touax SA (Transportation)	3,900	120,808

		323,091

Germany - 5.2%
Bijou Brigitte Modische Accessories AG (Retailers)	672	117,366
Carl Zeiss Meditec AG (Medical Supplies)	6,170	98,308
Drillisch AG (Communications)*	21,510	152,258
Gerresheimer AG (Packaging & Containers)*	2,920	101,907

		469,839

Hong Kong - 8.4%
Chen Hsong Holdings Ltd. (Machinery - Diversified)	300,000	124,343
Chong Hing Bank Ltd. (Banks)	68,000	133,026
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	544,000	105,186
Vitasoy International Holdings Ltd. (Beverages, Food & Tobacco)	188,000	143,182
Wasion Meters Group Ltd. (Electronics)	180,000	118,993
Yip’s Chemical Holdings Ltd. (Chemicals)	140,000	141,986

		766,716

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Ireland - 2.7%
FBD Holdings plc (Insurance)	10,430	$108,319
Grafton Group plc (Retailers)	29,000	141,072

		249,391

Italy - 4.1%
Cembre S.p.A (Electrical Equipment)	18,585	123,298
Marr S.p.A (Distribution/Wholesale)	13,163	121,903
Sol S.p.A (Chemicals)	22,741	132,052

		377,253

Japan - 15.0%
AISAN INDUSTRY Co., Ltd. (Automotive)	8,400	71,209
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	13,000	134,292
ASKUL Corp. (Retailers)	4,900	99,122
BML Inc. (Health Care Providers & Services)	3,900	94,652
C. Uyemura & Co., Ltd. (Chemicals)	2,300	102,686
LINTEC Corp. (Chemicals)	6,300	120,349
MIURA Co., Ltd. (Machinery - Diversified)	4,200	102,805
NAKANISHI Inc. (Pharmaceuticals)	1,400	127,008
Pasona Inc. (Commercial Services & Supplies)	85	57,300
PIGEON Corp. (Cosmetics & Personal Care)	3,000	112,502
Stella Chemifa Corp. (Chemicals)	2,800	107,395
TSUMURA & Co. (Pharmaceuticals)	3,500	101,913
VIC TOKAI Corp. (Computers & Information)	14,000	138,099

		1,369,332

Malaysia - 4.6%
MNRB Holdings Berhad (Insurance)*	139,600	127,236
Supermax Corp. Berhad (Miscellaneous Manufacturing)	74,200	157,341
United Plantations Berhad (Agriculture)	31,500	139,221

		423,798

Netherlands - 2.3%
Brunel International (Commercial Services & Supplies)	2,527	92,411
Kas Bank NV (Financial Services)	7,138	118,907

		211,318

New Zealand - 1.3%
Sanford Ltd. (Food)	37,153	116,041

Singapore - 3.7%
Goodpack Ltd. (Trucking & Leasing)	109,000	133,253
KS Energy Services Ltd. (Oil & Gas Services)	98,000	98,422
Tat Hong Holdings Ltd. (Distribution/Wholesale)	134,000	106,185

		337,860

South Korea - 2.7%
Binggrae Co., Ltd. (Food)	2,700	119,475
Han Kuk Carbon Co., Ltd. (Chemicals)	20,800	130,589

		250,064

Spain - 1.3%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	212	116,089

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Sweden - 3.4%
KABE Husvagnar AB, Class B (Miscellaneous Manufacturing)	9,600	$113,895
Mekonomen AB (Automotive)	5,200	103,350
Studsvik AB (Environmental Controls)*	7,100	88,828

		306,073

Switzerland - 4.6%
Huber & Suhner AG (Electrical Equipment)	3,300	144,711
Huegli Holding AG (Food)	260	149,602
Lem Holding SA (Electronics)	376	124,040

		418,353

Taiwan - 5.7%
Merida Industry Co., Ltd. (Leisure Time)	85,000	129,988
Nak Sealing Technologies Corp. (Automotive)	99,000	144,369
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)	123,390	111,139
Youngtek Electronic Corp. (Semiconductors)	54,642	133,875

		519,371

Thailand - 1.1%
Khon Kaen Sugar Industry plc (Food)	283,800	99,994

United Kingdom - 8.8%
Corin Group plc (Medical Supplies)	93,377	95,534
Greggs plc (Food)	15,000	110,301
Hamworthy KSE (Machinery - Diversified)	23,152	106,746
PayPoint plc (Financial Services)	19,697	93,672
Rathbone Brothers plc (Financial Services)	9,730	137,925
Robert Wiseman Dairies plc (Food)	9,051	65,002
RPS Group plc (Commercial Services & Supplies)	28,526	99,028
Synergy Healthcare plc (Health Care Providers & Services)	9,813	92,240

		800,448

Total Common Stocks (Cost $8,396,703)		8,882,844

Preferred Stocks - 1.7%

Germany - 1.7%
Draegerwerk AG (Medical Supplies)	2,182	152,281

Total Preferred Stocks (Cost $103,330)		152,281

Warrant - 0.0%

Thailand - 0.0%
Khon Kaen Sugar Industry plc, Expires 03/15/2013 (Food)*	28,380	3,754

Total Warrants (Cost $0)		3,754

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Rights - 0.2%

Denmark - 0.2%
Topsil Semiconductor Matls, Expires 5/12/2010 (Semiconductors)*	560,000	$17,030

Total Rights (Cost $20,865)		17,030

Total Investments - 99.1% (Cost $8,520,898)		$9,055,909

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - 0.9%
Cash	$194,304
Dividends and interest receivable	19,302
Foreign currency (cost $3,847)	3,903
Tax reclaim receivable	3,637
Prepaid expenses	69
Receivable from Investment Advisor	1,402
Payable for securities purchased	(84,791)
Payable for distribution fees	(15,316)
Other Liabilities	(38,590)

83,920

Net Assets - 100%
Investor Class
Applicable to 937,394 outstanding $.001 par value units (authorized 250,000,000 shares)	$9,139,829

Net Asset Value, Offering Price and Redemption Price Per Unit	$9.75

Components of Net Assets as of April 30, 2010 were as follows:
Paid-in capital	$9,032,137
Accumulated undistributed net investment income	6,015
Accumulated net realized loss from investment transactions	(429,081)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	530,758

$9,139,829

Summary of Abbreviations

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

April 30, 2010 (unaudited)

Industry	Percentage of Net Assets

Airlines	1.1%
Automotive	0.6
Banks	18.7
Beverages, Food & Tobacco	4.0
Building Materials	2.8
Chemicals	1.2
Commercial Services & Supplies	5.8
Communications	6.3
Computers & Information	0.9
Cosmetics & Personal Care	2.1
Electric Utilities	1.1
Electrical Equipment	6.5
Electronics	1.8
Engineering & Construction	1.2
Financial Services	1.3
Food	2.9
Home Construction, Furnishings & Appliances	1.6
Insurance	2.6
Iron & Steel	0.5
Leisure Time	1.6
Media	0.9
Medical Supplies	3.7
Metals & Mining	3.9
Oil & Gas	9.0
Operative Builders	0.8
Pharmaceuticals	3.4
Pipelines	1.8
Retailers	3.1
Semiconductors	6.5

Total Investments	97.7
Other Assets Less Liabilities	2.3 *

Net Assets	100.0%

*    Breakout of other assets and liabilities can be found on page 23.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited)

	Shares	Value (1)

Common Stocks - 95.7%

Brazil - 15.6%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	1,663,882	$26,036,295
Banco Bradesco SA - ADR (Banks)	1,883,820	35,076,728
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	289,200	19,813,092
Companhia de Bebidas das Americas - ADR (Beverages, Food & Tobacco)	180,000	17,604,000
Itau Unibanco Banco Multiplo SA - ADR (Banks)	1,350,158	29,271,426
Natura Cosmeticos SA (Cosmetics & Personal Care)	891,900	18,933,473
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,457,084	61,824,074
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	305,900	9,612,115
Vale SA - Sponsored ADR (Metals & Mining)	1,856,200	56,855,406

		275,026,609

Chile - 2.4%
Banco Santander - ADR (Banks)	328,244	21,627,997
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	576,500	20,754,000

		42,381,997

China - 9.8%
Anhui Conch Cement Co., Ltd. (Building Materials)	5,060,000	16,122,221
ASM Pacific Technology Ltd. (Semiconductors)	1,214,100	11,565,385
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	18,090,000	16,977,200
China Insurance International Holdings Co., Ltd. (Insurance)	6,121,600	20,129,263
Hengan International Group Co., Ltd. (Medical Supplies)	6,601,000	50,536,542
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	24,884,000	23,111,591
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services & Supplies)	203,500	19,041,495
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	3,196,000	15,063,253

		172,546,950

Colombia - 1.3%
BanColombia SA - Sponsored ADR (Banks)	476,300	22,262,262

Czech Republic - 0.6%
Central European Media Enterprises Ltd. (Media)*	341,000	11,594,000

Egypt - 0.9%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	338,200	16,056,171

Greece - 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	535,200	14,502,595

Hong Kong - 1.1%
Li & Fung Ltd. (Commercial Services & Supplies)	3,946,000	19,099,010

Hungary - 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	40,500	8,574,267

India - 8.3%
Ambuja Cements Ltd. (Building Materials)	6,678,000	17,863,885
Axis Bank Ltd. (Banks)	989,400	27,826,823
Bajaj Auto Ltd. (Leisure Time)	598,000	28,299,997
Dabur India Ltd. (Cosmetics & Personal Care)	4,660,000	18,786,612

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

India (continued)
HDFC Bank Ltd. - ADR (Banks)	235,697	$35,147,137
NTPC Ltd. (Electric Utilities)	4,065,900	19,128,439

		147,052,893

Indonesia - 1.4%
PT Bank Rakyat Indonesia (Banks)	24,259,000	23,977,357

Israel - 1.6%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	496,800	29,177,064

Luxembourg - 1.3%
Millicom International Cellular SA (Communications)	263,700	23,279,436

Malaysia - 1.2%
Public Bank Berhad (Banks)	297,897	1,120,871
Public Bank Berhad (Banks)	5,582,000	20,987,776

		22,108,647

Mexico - 7.2%
America Movil SA de CV, Series L - ADR (Communications)	665,700	34,270,236
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	71,598	3,962,233
Grupo Financiero Banorte SA de CV, Class O (Banks)	4,701,840	18,903,213
Grupo Televisa SA - Sponsored ADR (Media)	250,100	5,197,078
Telmex Internacional SAB de CV, Series L - ADR (Communications)	913,800	17,453,580
Urbi Desarrollos Urbanos SA de CV (Operative Builders)	6,278,500	14,609,761
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	1,442,414	33,482,900

		127,879,001

Panama - 1.1%
Copa Holdings SA - Class A (Airlines)	336,900	19,095,492

Peru - 1.2%
Credicorp Ltd. (Banks)	245,600	21,332,816

Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	127,215	7,154,572

Poland - 2.0%
Bank Pekao SA (Banks)	304,861	17,304,896
Central European Distribution Corp. (Beverages, Food & Tobacco)	520,200	18,024,930

		35,329,826

Russia - 5.8%
Lukoil - Sponsored ADR (Oil & Gas)	604,894	34,599,937
OAO Gazprom - Sponsored ADR (Oil & Gas)	1,544,785	35,858,055
X 5 Retail Group NV - GDR, Reg. S (Food)	885,985	31,439,694

		101,897,686

South Africa - 5.7%
Massmart Holdings Ltd. (Retailers)	1,299,700	19,346,910
MTN Group Ltd. (Communications)	2,002,700	29,482,874
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,309,000	14,833,217
SABMiller plc (Beverages, Food & Tobacco)	650,600	20,335,986
Standard Bank Group Ltd. (Banks)	1,044,033	16,184,915

		100,183,902

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

South Korea - 9.0%
Hankook Tire Co., Ltd. (Automotive)	508,000	$11,356,572
KB Financial Group Inc. - ADR (Financial Services)	459,337	22,415,646
LG Electronics Inc. (Electrical Equipment)	168,500	18,282,719
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	59,359	14,235,610
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	143,080	54,605,485
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	143,700	26,508,438
Taewoong Co., Ltd. (Metals & Mining)	189,000	12,467,890

		159,872,360

Taiwan - 10.0%
Delta Electronics (Electrical Equipment)	10,986,751	36,309,583
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	6,192,000	28,922,581
MediaTek Inc. (Semiconductors)	2,016,144	33,919,776
Quanta Computer Inc. (Computers & Information)	8,060,000	15,102,896
Synnex Technology International Corp. (Electronics)	13,422,050	31,938,183
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	15,804,637	30,826,479

		177,019,498

Thailand - 2.3%
PTT Exploration & Production plc (Oil & Gas)	5,366,800	25,046,725
Siam Commercial Bank-Alien (Banks)	6,167,300	15,630,308

		40,677,033

Turkey - 2.9%
Arcelik (Home Construction, Furnishings & Appliances)	6,289,700	27,574,204
Turkiye Garanti Bankasi AS (Banks)	4,793,300	23,294,053

		50,868,257

United Kingdom - 1.3%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,349,000	22,573,795

Total Common Stocks (Cost $1,161,215,716)		1,691,523,496

Preferred Stocks - 1.8%

Brazil - 0.1%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	40,000	1,517,600

Russia - 1.7%
Transneft (Oil & Gas)	26,900	30,935,000

Total Preferred Stocks (Cost $8,982,421)		32,452,600

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Equity Linked Notes - 0.2%

Saudi Arabia - 0.2%
Jarir Marketing Co. Issued by HSBC Bank plc (Retailers)144A	60,445	$2,562,729

Total Equity Linked Notes (Cost $2,510,017)		2,562,729

Total Investments - 97.7% (Cost $1,172,708,154)		$1,726,538,825

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - 2.3%
Cash	$27,273,637
Dividends and interest receivable	4,012,082
Foreign currency (cost $12,901,482)	13,274,280
Receivable for Fund units sold	2,164,613
Tax reclaim receivable	143,429
Prepaid expenses	2,726
Payable to Investment Advisor	(1,511,188)
Payable for securities purchased	(1,090)
Payable for Fund units redeemed	(1,366,784)
Other Liabilities	(2,618,164)

41,373,541

Net Assets - 100%
Applicable to 39,288,148 outstanding $.001 par value units (authorized 500,000,000 shares)	$1,767,912,366

Net Asset Value, Offering Price and Redemption Price Per Unit	$45.00

Components of Net Assets as of April 30, 2010 were as follows:
Paid-in capital	$1,335,373,499
Accumulated undistributed net investment income	1,784,785
Accumulated net realized loss from investment transactions	(122,216,925)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	552,971,007

$1,767,912,366

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
144A	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of April 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2010 (unaudited)

Global Equity Portfolio	International Equity Portfolio

Investment Income
Interest	$148	$467
Dividends (net of foreign withholding taxes of $30,051 and $228,392, respectively)	622,559	2,861,456

Total investment income	622,707	2,861,923

Expenses
Investment advisory fees (Note 3)	445,574	1,275,277
Administration fees (Note 3)	26,057	99,265
Distribution fees, Investor Class	—	66,523
Custodian and accounting fees (Note 3)	42,999	112,450
Directors’ fees and expenses (Note 3)	4,392	18,819
Shareholder record keeping fees (Note 3)	31,464	40,374
Printing and postage fees	5,790	13,544
State registration filing fees	8,713	15,827
Professional fees	21,999	33,508
Sub Transfer Agent Fees	22,915	30,895
Other fees and expenses	7,288	23,152

Total expenses	617,191	1,729,634

Less Waiver/Reimbursement of Fund expenses from Investment Advisor (Note 3)	(121,018)	(31,268)

Net expenses	496,173	1,698,366

Net investment income	126,534	1,163,557

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Investment transactions	3,074,700	2,816,403
Foreign currency transactions	(73,022)	(225,788)

Net realized gain	3,001,678	2,590,615

Change in unrealized appreciation (depreciation)
Investments	4,245,280	31,271,637
Translation of assets and liabilities denominated in foreign currencies	(4,383)	(13,399)

Net change in unrealized appreciation	4,240,897	31,258,238

Net realized and unrealized gain	7,242,575	33,848,853

Net increase in net assets resulting from operations	$7,369,109	$35,012,410

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2010 (unaudited)

International Small Companies Portfolio	Emerging Markets Portfolio

Investment Income
Interest	$8	$1,379
Dividends (net of foreign withholding taxes of $5,649 and $1,741,451, respectively)	75,068	15,309,084

Total investment income	75,076	15,310,463

Expenses
Investment advisory fees (Note 3)	49,291	10,350,458
Administration fees (Note 3)	4,815	485,080
Distribution fees, Investor Class	9,858	—
Custodian and accounting fees (Note 3)	27,769	739,026
Directors’ fees and expenses (Note 3)	418	97,398
Shareholder record keeping fees (Note 3)	15,154	72,715
Printing and postage fees	875	171,003
State registration filing fees	6,878	13,205
Professional fees	14,308	119,917
Sub Transfer Agent Fees	2,085	1,078,415
Other fees and expenses	2,431	108,934

Total expenses	133,882	13,236,151

Less Waiver/Reimbursement of Fund expenses from Investment Advisor (Note 3)	(64,876)	—

Net expenses	69,006	13,236,151

Net investment income	6,070	2,074,312

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Investment transactions	(84,161)	45,841,277
Foreign currency transactions	(4,357)	(864,738)

Net realized gain (loss)	(88,518)	44,976,539

Change in unrealized appreciation (depreciation)
Investments	804,817	164,803,623
Translation of assets and liabilities denominated in foreign currencies	91	860,199

Net change in unrealized appreciation	804,908	165,663,822

Net realized and unrealized gain	716,390	210,640,361

Net increase in net assets resulting from operations	$722,460	$212,714,673

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

Global Equity Portfolio
Six Months Ended April 30, 2010 (unaudited) (*)	Year Ended October 31, 2009

Increase in Net Assets From Operations
Net investment income	$126,534	$187,248
Net realized gain (loss) on investments and foreign currency transactions	3,001,678	(1,603,345)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,240,897	16,795,335

Net increase in net assets resulting from operations	7,369,109	15,379,238

Distributions to Shareholders from:
Net investment income
Advisor Class	(99,325)	(140,635)
Institutional Class	(50,029)	—

Total distributions to shareholders	(149,354)	(140,635)

Transactions in Units of Common Stock
Proceeds from sale of units
Advisor Class	20,076,963	29,033,478
Institutional Class	66,662,837	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Advisor Class	93,525	76,577
Institutional Class	50,029	—
Cost of units redeemed
Advisor Class	(29,291,399)	(3,752,668)
Institutional Class	(794,860)	—
Redemption fees
Advisor Class	554	6,503
Institutional Class	1,835	—

Net Increase in Net Assets from Fund Unit Transactions	56,799,484	25,363,890

Net Increase in Net Assets	64,019,239	40,602,493

Net Assets
At beginning of year	66,810,313	26,207,820

At end of period	$130,829,552	$66,810,313

Accumulated Undistributed Net Investment Income Included in Net Assets	$126,429	$149,249

(*)	Institutional Shares of Global Equity commenced operations on November 3, 2009.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

International Equity Portfolio
Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

Increase in Net Assets From Operations
Net investment income	$1,163,557	$2,856,596
Net realized gain (loss) on investments and foreign currency transactions	2,590,615	(11,943,588)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	31,258,238	76,759,308

Net increase in net assets resulting from operations	35,012,410	67,672,316

Distributions to Shareholders from:
Net investment income
Investor Class	(290,844)	(160,740)
Institutional Class	(2,239,441)	(3,101,928)
Net realized gain from investments and foreign-currency related transactions
Investor Class	—	(2,318,758)
Institutional Class	—	(36,230,389)

Total distributions to shareholders	(2,530,285)	(41,811,815)

Transactions in Units of Common Stock
Proceeds from sale of units
Investor Class	37,749,948	24,524,810
Institutional Class	64,963,357	37,754,041
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	275,089	2,337,103
Institutional Class	2,164,593	38,985,473
Cost of units redeemed
Investor Class	(6,989,031)	(5,664,340)
Institutional Class	(58,572,427)	(29,797,831)
Redemption fees
Investor Class	10,258	2,232
Institutional Class	10,037	9,202

Net Increase in Net Assets from Fund Unit Transactions	39,611,824	68,150,690

Net Increase in Net Assets	72,093,949	94,011,191

Net Assets
At beginning of year	297,583,335	203,572,144

At end of period	$369,677,284	$297,583,335

Accumulated Undistributed Net Investment Income Included in Net Assets	$998,764	$2,365,492

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

International Small Companies Portfolio
Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

Increase in Net Assets From Operations
Net investment income	$6,070	$40,295
Net realized loss on investments and foreign currency transactions	(88,518)	(276,304)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	804,908	2,407,963

Net increase in net assets resulting from operations	722,460	2,171,954

Distributions to Shareholders from:
Net investment income
Investor Class	(37,613)	(35,907)

Total distributions to shareholders	(37,613)	(35,907)

Transactions in Units of Common Stock
Proceeds from sale of units
Investor Class	2,758,631	1,954,457
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	34,099	35,907
Cost of units redeemed
Investor Class	(553,326)	(687,371)
Redemption fees
Investor Class	185	—

Net Increase in Net Assets from Fund Unit Transactions	2,239,589	1,302,993

Net Increase in Net Assets	2,924,436	3,439,040

Net Assets
At beginning of year	6,215,393	2,776,353

At end of period	$9,139,829	$6,215,393

Accumulated Undistributed Net Investment Income Included in Net Assets	$6,015	$37,559

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

Emerging Markets Portfolio
Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

Increase in Net Assets From Operations
Net investment income	$2,074,312	$6,648,537
Net realized gain (loss) on investments and foreign currency transactions	44,976,539	(144,092,064)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	165,663,822	632,325,109

Net increase in net assets resulting from operations	212,714,673	494,881,582

Distributions to Shareholders from:
Net investment income	(4,884,029)	(36,974,029)

Total distributions to shareholders	(4,884,029)	(36,974,029)

Transactions in Units of Common Stock
Proceeds from sale of units	246,654,364	522,043,263
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	4,437,332	30,745,773
Cost of shares units	(231,918,124)	(556,153,126)
Redemption fees	86,403	154,275

Net Increase (Decrease) in Net Assets from Fund Share Transactions	19,259,975	(3,209,815)

Net Increase in Net Assets	227,090,619	454,697,738

Net Assets
At beginning of year	1,540,821,747	1,086,124,009

At end of period	$1,767,912,366	$1,540,821,747

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,784,785	$4,594,502

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

Global Equity Portfolio - Advisor Class
For the Six Months Ended Apr. 30, 2010 (unaudited)	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005

Per Share Data
Net Asset Value, beginning of Period	$20.27		$15.92	$28.03	$24.04	$20.36	$17.17

Increase (Decrease) in
Net Assets from Operations
Net investment income	0.03		0.06	0.12	0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	2.02		4.38	(10.15)	5.78	4.14	3.12

Net increase (decrease) from investment operations	2.05		4.44	(10.03)	5.87	4.22	3.21

Distributions to
Shareholders from:
Net investment income	(0.04)		(0.09)	(0.08)	(0.08)	(0.06)	(0.02)
Net realized gain from investments and foreign currency-related transactions	—		—	(2.00)	(1.80)	(0.48)	—

Total distributions	(0.04)		(0.09)	(2.08)	(1.88)	(0.54)	(0.02)

Net Asset Value, end of Period	$22.28		$20.27	$15.92	$28.03	$24.04	$20.36

Total Return	10.14	%(B)	28.05%	(38.54)%	26.01%	21.08%	18.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,767		$66,810	$26,208	$39,802	$31,106	$25,317

Net expenses to average net assets	1.19	%(A)	1.25%	1.25%	1.25%	1.25%	1.25%

Net investment income to average net assets	0.18	%(A)	0.43%	0.51%	0.34%	0.37%	0.44%

Decrease reflected in above expense ratios due to expense reductions	0.23	%(A)	0.38%	0.20%	0.18%	0.35%	0.36%

Portfolio turnover rate	20	%(B)	31%	38%	16%	27%	35%

(A)	Annualized.
(B)	Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

International Equity Portfolio - Investor Class
For the Six Months Ended Apr. 30, 2010 (unaudited)	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005 (1)

Per Share Data
Net Asset Value, beginning of Period	$12.02		$11.41	$21.66	$18.65	$14.91	$15.63

Increase (Decrease) in
Net Assets from Operations
Net investment income (loss)	0.05		0.13	0.13	0.09	0.11 (2)	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	1.22		2.83	(8.58)	4.32	3.71	(0.72)

Net increase (decrease) from investment operations	1.27		2.96	(8.45)	4.41	3.82	(0.72)

Distributions to
Shareholders from:
Net investment income	(0.08)		(0.15)	(0.11)	(0.06)	(0.07)	—
Net realized gain from investments and foreign currency-related transactions	—		(2.20)	(1.69)	(1.34)	(0.01)	—

Total distributions	(0.08)		(2.35)	(1.80)	(1.40)	(0.08)	—

Net Asset Value, end of Period	$13.21		$12.02	$11.41	$21.66	$18.65	$14.91

Total Return	10.63	%(B)	32.48%	(42.46)%	24.95%	25.74%	(4.61	)%(B)

Ratios/ Supplemental data:
Net assets, end of period (000’s)	$74,176		$38,134	$12,122	$16,637	$9,884	$510
Net expenses to average net assets	1.25	%(A)	1.25%	1.23%	1.23%	1.25%	1.25	%(A)
Net investment income (loss) to average net assets	0.63	%(A)	1.03%	0.81%	0.48%	0.61%	(1.25	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.12	%(A)	0.14%	—%	0.00%	0.01%	0.08	%(A)
Portfolio turnover rate	23	%(B)	22%	18%	19%	35%	38	%(B)

(1)	For the period September 30, 2005 (commencement of operations) through October 31, 2005.
(2)	Computed using average units outstanding throughout the year.
*	Rounds to less than $(0.01).
(A)	Annualized.
(B)	Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

International Small Companies Portfolio - Investor Class
For the Six Months Ended Apr. 30, 2010 (unaudited)	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007 (1)

Per Share Data
Net Asset Value, beginning of Period	$8.92		$5.53	$11.67	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.00	*	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.88		3.40	(6.15)	1.65

Net increase (decrease) from investment operations	0.88		3.46	(6.04)	1.67

Distributions to Shareholders from:
Net investment income	(0.05)		(0.07)	(0.03)	—
Net realized gain from investments and foreign currency-related transactions	—		—	(0.07)	—

Total distributions	(0.05)		(0.07)	(0.10)	—

Net Asset Value, end of Period	$9.75		$8.92	$5.53	$11.67

Total Return	9.88	%(B)	63.47%	(52.17)%	16.70	%(B)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,140		$6,215	$2,776	$5,204

Net expenses to average net assets	1.75	%(A)	1.75%	1.75%	1.75	%(A)

Net investment income to average net assets	0.15	%(A)	1.04%	1.22%	0.56	%(A)

Decrease reflected in above expense ratios due to expense reductions	1.65	%(A)	3.46%	2.47%	8.19	%(A)

Portfolio turnover rate	5	%(B)	24%	26%	12	%(B)

(1)	For the period from March 26, 2007 (commencement of operations) through October 31, 2007.
(A)	Annualized.
(B)	Not Annualized.
*	Rounds to less than $0.01.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Emerging Markets Portfolio
For the Six Months Ended Apr. 30, 2010 (unaudited)	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005

Per Share Data
Net Asset Value, beginning of Period	$39.64		$27.73	$64.07	$40.67	$30.41	$22.31

Increase (Decrease) in Net Assets from Operations
Net investment income	0.06		0.26	1.12	0.16	0.22	0.11
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	5.43		12.68	(34.06)	23.26	10.19	8.43

Net increase (decrease) from investment operations	5.49		12.94	(32.94)	23.42	10.41	8.54

Distributions to
Shareholders from:
Net investment income	(0.13)		(1.03)	(0.12)	(0.02)	(0.09)	(0.02)
Net realized gain from investments and foreign currency-related transactions	—		—	(3.28)	—	(0.06)	(0.42)

Total distributions	(0.13)		(1.03)	(3.40)	(0.02)	(0.15)	(0.44)

Net Asset Value, end of Period	$45.00		$39.64	$27.73	$64.07	$40.67	$30.41

Total Return	13.87	%(B)	48.44%	(54.17)%	57.62%	34.29%	38.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,767,912		$1,540,822	$1,086,124	$2,562,957	$1,452,468	$690,968

Net expenses to average net assets	1.60	%(A)	1.64%	1.61%	1.60%	1.63%	1.68%

Net investment income to average net assets	0.25	%(A)	0.56%	2.10%	0.36%	0.61%	0.87%

Portfolio turnover rate	12	%(B)	48%	46%	29%	59%	36%

(A)	Annualized.
(B)	Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios all of which were active as of April 30, 2010: Global Equity Portfolio (“Global Equity”); International Equity Portfolio (“International Equity”); International Small Companies Portfolio (“International Small Companies”); Emerging Markets Portfolio (“Emerging Markets”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). Information presented in these financial statements pertains to Advisor Class shares of Global Equity, Investor Class shares of International Equity, International Small Companies, and Emerging Markets, (individually, “Portfolio”; collectively, “Portfolios”). Information pertaining to Institutional Class shares of Global Equity, Institutional Class shares of International Equity, Institutional Emerging Markets, and Frontier Emerging Markets is presented in a separate report. The investment objective of each Portfolio is as follows: Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies—to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets.

Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective November 3, 2009, Global Equity launched Institutional Class shares. All qualified existing shareholders were invited to convert to the Institutional Class shares and a majority of such shareholders did convert to the Institutional Class shares over a period of time. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LP’s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched Investor Class Shares and converted existing shareholders to the Institutional Class. Investor Class of International Small Companies commenced operations on March 26, 2007. Emerging Markets commenced operations on November 9, 1998.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2010, there was one security within International Equity which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

GAAP establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This statement defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This statement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

GAAP provides additional guidance for estimating fair value in accordance with FASB Fair Value Measurements, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolios” investments:

Global Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$80,833,261	$45,601,050	$—	$126,434,311

Total Investments	$80,833,261	$45,601,050	$—	$126,434,311

International Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$80,733,843	$271,816,669	$3,324,185	$355,874,697
Preferred Stocks	2,978,290	—	—	2,978,290

Total Investments	$83,712,133	$271,816,669	$3,324,185	$358,852,987

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

International Small Companies

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$448,035	$8,434,809	$—	$8,882,844
Preferred Stocks	—	152,281	—	152,281
Warrant	3,754	—	—	3,754
Rights	17,030	—	—	17,030

Total Investments	$468,819	$8,587,090	$—	$9,055,909

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$749,089,427	$942,434,069	$—	$1,691,523,496
Preferred Stocks	32,452,600	—	—	32,452,600
Equity Linked Notes	2,562,729	—	—	2,562,729

Total Investments	$784,104,756	$942,434,069	$—	$1,726,538,825

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

ASSET VALUATION INPUTS

Investments in Securities
International Equity	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of April 30, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Held at April 30, 2010
Common Stocks	$2,857,825	$0	($44,295)	$143,123	$627,591	($260,059)	$0	$0	$3,324,185	$143,123
Total	$2,857,825	$0	($44,295)	$143,123	$627,591	($260,059)	$0	$0	$3,324,185	$143,123

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Management has performed an analysis of each Portfolios’ tax positions for the open tax years as of October 31, 2009 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2006; October 31, 2007; October 31; 2008; October 31, 2009) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States and the state of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets. Pursuant to the Fund’s multiple class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. The Board has appointed State Street Bank and Trust Company (“State Street Bank and Trust”) as the lending agent for the Portfolios. However, the Portfolios are not currently lending securities. As of April 30, 2010, there were no securities on loan.

Quantitative Disclosure of Derivative Holdings

The following table shows additional disclosures about International Small Companies’ derivative and hedging activities, including how such activities are accounted for and their effect on International Small Companies’ financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

International Small Companies

Fair Value of Derivative Instruments as of April 30, 2010

Asset Derivatives

	Statement of Net Assets Location	Equity Contracts Risk
Rights	Rights	$17,030
Warrants	Warrants	3,754
Total Fair Value		$20,784
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2010 Realized Gain (Loss)
	Statement of Operations Location	Equity Contracts Risk
Warrants	Net realized gain (loss) on investment transactions	$5,288
Change in Unrealized Appreciation (Depreciation)
	Statement of Operations Location	Equity Contracts Risk
Rights	Change in unrealized appreciation (depreciation) on investments	$3,835
Warrants	Change in unrealized appreciation (depreciation) on investments	3,754
Total Change in Appreciation (Depreciation)		$7,589

Number of Shares (1)

Equity Contracts Risk
Rights (2)	93,333
Warrants (2)	16,727

(1) Amount disclosed represents the average held during the period.

(2) Amount represents number of shares.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the “Agreement”) with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.00%, 0.75%, 1.25% and 1.25% of the average daily net assets of Global Equity, International Equity, International Small Companies and Emerging Markets Portfolios, respectively.

The Investment Advisor has voluntarily agreed to reduce its fees to the extent that aggregate expenses exceed an annual rate of 1.25%, 1.25%, and 1.75%, respectively, of the average daily net assets of Advisor Class shares of Global Equity, Investor Class shares of International Equity, and Investor Class shares of International Small Companies. Prior to December 31, 2009, the Investment Advisor voluntarily agreed to reduce its fees of the Emerging Markets Portfolio so that aggregate expenses did not exceed an annual rate of 1.75% of its average daily net assets. For the period ended April 30, 2010, the Investment Advisor voluntarily waived and/or reimbursed $121,018, $31,268, $64,876 and $0 in expenses from Global Equity, International Equity, International Small Companies and Emerging Markets Portfolios, respectively.

In addition, the Fund has an administration agreement with State Street Bank and Trust, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, and the service of some State Street Bank and Trust employees as officers serving the Board of Directors. Under this agreement, Global Equity, International Equity, International Small Companies and Emerging Markets Portfolios incurred $103,451, $263,498, $48,255 and $1,351,984, respectively, for the period ended April 30, 2010.

State Street Bank and Trust serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios. Prior to March 3, 2010, State Street provided a chief compliance officer to the Fund.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Portfolio arising from the intermediaries’ assumption of functions that the Portfolio would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized, pursuant to a shareholder services plan, to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees, after payments made pursuant to the plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, is paid by the Investment Advisor. Because of voluntary caps on the Portfolios’ fees and expenses, the Investment Advisor paid a portion of the Portfolios’ share of these fees during the period ended April 30, 2010.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2010, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$ 69,786,354	$ 17,181,663
International Equity	107,071,493	74,671,989
International Small Companies	2,535,240	406,118
Emerging Markets	204,092,135	194,435,316

The Portfolios are permitted to purchase or sell securities from or to certain other Harding Loevner portfolios under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended April 30, 2010, Emerging Markets engaged in two separate 17a-7 transactions with an aggregate value of $3,291,821.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

4. Investment Transactions (continued)

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2010, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Global Equity	$ 19,197,552	$ (680,977)	$ 18,516,575	$ 107,917,736
International Equity	95,107,772	(6,097,466)	89,010,306	269,842,681
International Small Companies	1,105,456	(595,331)	510,125	8,545,784
Emerging Markets	547,327,934	(11,866,087)	535,461,847	1,191,076,978

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, International Small Companies, and Emerging Markets was $(3,041), $(2,265), $(4,253), and $(859,664), respectively, for the period ended April 30, 2010.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2010.

6. Capital Share Transactions

Transactions in capital stock for Global Equity - Advisor Class were as follows for the periods indicated:

	Six Months Ended April 30, 20010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	919,991	$20,076,963	1,872,104	$29,033,478
Shares issued upon reinvestment of dividends	4,460	93,525	5,005	76,577

	924,451	20,170,488	1,877,109	29,110,055
Shares redeemed	(1,402,696)	(29,291,399)	(227,787)	(3,752,668)

Net increase (decrease)	(478,245)	$(9,120,911)	1,649,322	$25,357,387

Transactions in capital stock for Global Equity - Institutional Class were as follows for the periods indicated:

	Period From November 3, 2009 to April 30, 2010 (A)
	Shares	Amount
Shares sold	3,089,131	$66,662,837
Shares issued upon reinvestment of dividends	2,387	50,029

	3,091,518	66,712,866
Shares redeemed	(38,116)	(794,860)

Net increase	3,053,402	$65,918,006

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

6. Capital Share Transactions (continued)

Transactions in capital stock for International Equity - Investor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,962,466	$37,749,948	2,406,941	$24,524,810
Shares issued upon reinvestment of dividends	21,972	275,089	256,261	2,337,103

	2,984,438	38,025,037	2,663,202	26,861,913
Shares redeemed	(543,682)	(6,989,031)	(551,993)	(5,664,340)

Net increase	2,440,756	$31,036,006	2,111,209	$21,197,573

Transactions in capital stock for International Equity - Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,101,836	$64,963,357	3,607,416	$37,754,041
Shares issued upon reinvestment of dividends	172,753	2,164,593	4,274,140	38,985,473

	5,274,589	67,127,950	7,881,556	76,739,514
Shares redeemed	(4,496,798)	(58,572,427)	(3,062,169)	(29,797,831)

Net increase (decrease)	777,791	$8,555,523	4,819,387	$46,941,683

Transactions in capital stock for International Small Companies - Investor Class were as follows for the periods indicated:
	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	296,863	$2,758,631	287,938	$1,954,457
Shares issued upon reinvestment of dividends	3,719	34,099	6,686	35,907

	300,582	2,792,730	294,624	1,990,364
Shares redeemed	(59,922)	(553,326)	(100,105)	(687,371)

Net increase	240,660	$2,239,404	194,519	$1,302,993

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:
	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,756,338	$246,654,364	16,825,424	$522,043,263
Shares issued upon reinvestment of dividends	106,476	4,437,332	1,149,520	30,745,773

	5,862,814	251,091,696	17,974,944	552,789,036
Shares redeemed	(5,443,210)	(231,918,124)	(18,269,280)	(556,153,126)

Net increase (decrease)	419,604	$19,173,572	(294,336)	$(3,364,090)

(A) Institutional Class shares commenced operations on November 3, 2009.

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2010, Advisor Class of Global Equity, Investor Class of International Equity, International Small Companies and Emerging Markets received $544, $10,258, $185, and $86,403, respectively, in redemption fees related to such transactions as disclosed in the Portfolios’ Statements of Changes in Net Assets.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

7. Concentration of Ownership (continued)

At April 30, 2010, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Global Equity	1	47%*
International Equity	1	39%*
International Small Companies	3	59%*
Emerging Markets	2	71%*

*    Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

8. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

9. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

10. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Emerging Markets and International Small Companies are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an agreed upon contractual rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the period ended April 30, 2010, International Equity had borrowings on one day with a maximum balance of $2,365,583 at an average weighted interest rate of 1.48% and International Small Companies had borrowings on five days with a maximum balance of $33,364, at an average weighted interest rate of 1.43%.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

11. Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first complete reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Portfolios’ financial statement disclosures.

12. Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the fiscal six-month period ended April 30, 2010, events and transactions subsequent to April 30, 2010 through the date the financial statements were issued have been evaluated by the Fund’s management for possible adjustment and/or disclosure.

Effective, June 12, 2010, The Northern Trust Company replaced State Street Bank and Trust as service provider of custody, administration, fund accounting, and transfer agency services for the Portfolios.

No additional subsequent events requiring financial statement adjustment or disclosure have been identified.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman

of the Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Raymond J. Clark

Director Emeritus of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Patrick Kenniston

Anti-Money Laundering Compliance

Officer of the Funds

Puran Dulani

Chief Financial Officer and Treasurer

of the Funds

Richard Reiter

Vice President of the Funds

Tom Dula

Assistant Treasurer of the Funds

Owen Meacham

Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Gwen C. Cooney

Assistant Secretary of the Funds

Semi-Annual Report

April 30, 2010

Institutional Investors

Global Equity Portfolio

International Equity Portfolio

Institutional Emerging Markets Portfolio

Frontier Emerging Markets Portfolio

Harding, Loevner Funds, Inc.

c/o Northern Trust

Attn: Funds Center C5S

801 South Canal Street

Chicago, IL 60607

(877) 435-8105

www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2010 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009 and held for the entire six month period from November 1, 2009 to April 30, 2010 for the Global Equity Portfolio—Institutional Class, International Equity Portfolio—Institutional Class, Institutional Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio—Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 3, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio	Expenses Paid During Period** (November 3, 2009 to April 30, 2010)
Global Equity Portfolio—Institutional Class
Actual	$1,000.00	$1,093.60	1.00%	$5.13
Hypothetical (5% annual return before expenses)	1,000.00	1,019.60	1.00%	4.95

**

Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (179 days), and divided by the number of days in the year (365 days).

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2009 to April 30, 2010)
International Equity Portfolio—Institutional Class
Actual	$1,000.00	$1,108.60	0.95%	$4.97
Hypothetical (5% annual return before expenses)	1,000.00	1,020.10	0.95%	4.76
Institutional Emerging Markets Portfolio
Actual	1,000.00	1,137.70	1.30%	6.89
Hypothetical (5% annual return before expenses)	1,000.00	1,018.30	1.30%	6.51
Frontier Emerging Markets Portfolio—Institutional Class
Actual	1,000.00	1,154.30	2.00%	10.68
Hypothetical (5% annual return before expenses)	1,000.00	1,014.90	2.00%	9.99

*

Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

April 30, 2010 (unaudited)

Industry	Percentage of Net Assets

Apparel	2.6%
Banks	7.9
Beverages, Food & Tobacco	3.8
Biotechnology	2.3
Chemicals	7.3
Commercial Services & Supplies	6.2
Communications	2.9
Computer Software & Processing	9.2
Computers & Information	4.1
Cosmetics & Personal Care	7.0
Electrical Equipment	6.0
Financial Services	4.0
Holding Companies - Diversified	1.0
Internet	4.2
Media	1.1
Medical Supplies	3.0
Miscellaneous Manufacturing	2.4
Office/Business Equip	1.3
Oil & Gas	5.4
Oil & Gas Services	2.1
Pharmaceuticals	5.7
Retailers	7.1
Total Investments	96.6

Other Assets Less Liabilities	3.4 *

Net Assets	100.0%

*	Breakout of other assets and liabilities can be found on page 6.

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited)

	Shares	Value (1)

Common Stocks - 96.6%

Australia - 1.4%
Cochlear Ltd. (Medical Supplies)	27,230	$1,855,475

Austria - 0.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	23,900	1,067,420

Bermuda - 1.6%
Bunge Ltd. (Beverages, Food & Tobacco)	39,170	2,074,051

Canada - 2.0%
Cenovus Energy Inc. (Oil & Gas)	42,190	1,236,167
EnCana Corp. (Oil & Gas)	42,090	1,391,916

		2,628,083

China - 1.0%
China Merchants Holdings International Co., Ltd. (Holding Companies-Diversified)	364,000	1,262,481

Denmark - 1.1%
Novo Nordisk A/S, Series B (Pharmaceuticals)	17,700	1,445,690

France - 8.3%
Air Liquide (Chemicals)	16,629	1,924,297
Dassault Systemes SA (Computer Software & Processing)	29,950	1,954,092
L’Oreal SA (Cosmetics & Personal Care)	26,810	2,774,111
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	12,884	1,472,890
Schlumberger Ltd. (Oil & Gas Services)	38,090	2,720,388

		10,845,778

Germany - 1.8%
Hamburger Hafen und Logistik AG (Commercial Services & Supplies)	33,100	1,208,614
Qiagen NV (Commercial Services & Supplies)*	49,878	1,147,262

		2,355,876

Hong Kong - 2.7%
Li & Fung Ltd. (Commercial Services & Supplies)	737,800	3,571,021

India - 1.6%
ICICI Bank Ltd. - Sponsored ADR (Banks)	48,300	2,053,716

Indonesia - 1.0%
Bank Central Asia Tbk PT (Banks)	2,284,000	1,375,844

Israel - 1.2%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	27,000	1,585,710

Japan - 5.8%
Canon Inc. - Sponsored ADR (Office/Business Equip)	36,700	1,676,456
Fanuc Ltd. (Electrical Equipment)	11,300	1,336,669
JSR Corp. (Chemicals)	66,800	1,358,181
Keyence Corp. (Electrical Equipment)	9,160	2,184,597
So-net M3 Inc. (Commercial Services & Supplies)	294	1,061,000

		7,616,903

See Notes to Financial Statements

4

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Russia - 1.2%
OAO Gazprom - Sponsored ADR (Oil & Gas)	67,200	$1,559,868

South Africa - 0.9%
Sasol Ltd. (Oil & Gas)	28,730	1,165,420

Switzerland - 6.1%
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	29,755	1,455,019
Novartis AG - Registered (Pharmaceuticals)	26,620	1,358,185
Sonova Holding AG (Medical Supplies)	16,580	2,067,988
Swatch Group AG (Retailers)	10,470	3,086,271

		7,967,463

United Kingdom - 7.2%
Autonomy Corp. plc (Computer Software & Processing)*	145,500	4,003,725
RPS Group plc (Commercial Services & Supplies)	314,700	1,092,477
Standard Chartered plc (Banks)	107,300	2,860,154
WPP plc (Media)	132,370	1,407,318

		9,363,674

United States - 50.9%
3M Co. (Miscellaneous Manufacturing)	36,370	3,224,928
Abbott Laboratories (Pharmaceuticals)	38,680	1,978,869
Adobe Systems Inc. (Computer Software & Processing)*	80,090	2,690,223
Apple Inc. (Computers & Information)*	7,900	2,062,848
Charles Schwab Corp. (Financial Services)	78,700	1,518,123
Cisco Systems Inc. (Communications)*	141,715	3,814,968
Coach Inc. (Apparel)	81,100	3,385,925
Colgate-Palmolive Co. (Cosmetics & Personal Care)	25,750	2,165,575
eBay Inc. (Internet)*	95,700	2,278,617
EMC Corp./ Massachusetts (Computers & Information)*	171,250	3,255,462
Emerson Electric Co. (Electrical Equipment)	83,770	4,375,307
Exxon Mobil Corp. (Oil & Gas)	24,890	1,688,787
Genzyme Corp. (Biotechnology)*	36,950	1,967,218
Google Inc. - Class A (Internet)*	6,047	3,177,336
Greenhill & Co. Inc. (Financial Services)	21,600	1,898,424
JPMorgan Chase & Co. (Financial Services)	41,800	1,779,844
Medco Health Solutions Inc. (Pharmaceuticals)*	19,568	1,152,947
Monsanto Co. (Chemicals)	33,300	2,099,898
Oracle Corp. (Computer Software & Processing)	132,710	3,429,226
Praxair Inc. (Chemicals)	18,520	1,551,420
Procter & Gamble Co. (Cosmetics & Personal Care)	67,500	4,195,800
Sigma-Aldrich Corp. (Chemicals)	44,600	2,644,780
Staples Inc. (Retailers)	122,910	2,892,072
Talecris Biotherapeutics Holdings Corp. (Biotechnology)*	58,200	1,091,250
Walgreen Co. (Retailers)	95,250	3,348,037
Wells Fargo & Co. (Banks)	89,760	2,971,954

		66,639,838

Total Common Stocks (Cost $107,009,033)		126,434,311

Total Investments - 96.6% (Cost $107,009,033)		$126,434,311

See Notes to Financial Statements

5

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - 3.4%
Cash	$8,603,457
Dividends and interest receivable	203,496
Foreign currency (cost $2,659)	2,877
Receivable for Fund units sold	126,897
Tax reclaim receivable	29,169
Prepaid expenses	215
Payable to Investment Advisor	(71,957)
Payable for securities purchased	(4,430,062)
Payable for Fund units redeemed	(11,277)
Payable for open forward foreign currency contracts	(700)
Other Liabilities	(56,874)

4,395,241

Net Assets - 100%
Advisor Class
Applicable to 2,817,397 outstanding $.001 par value units (authorized 500,000,000 shares)	$62,766,613

Net Asset Value, Offering Price and Redemption Price Per Unit	$22.28

Institutional Class
Applicable to 3,053,402 outstanding $.001 par value units (authorized 500,000,000 shares)	$68,062,939

Net Asset Value, Offering Price and Redemption Price Per Unit	$22.29

Components of Net Assets as of April 30, 2010 were as follows:
Paid-in capital	$109,905,443
Accumulated undistributed net investment income	126,429
Accumulated net realized gain from investment transactions	1,375,443
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	19,422,237

$130,829,552

Summary of Abbreviations

ADR	American Depository Receipt
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

6

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

April 30, 2010 (unaudited)

Industry	Percentage of Net Assets

Banks	9.2%
Beverages, Food & Tobacco	10.7
Chemicals	5.3
Commercial Services & Supplies	4.8
Communications	5.6
Computer Software & Processing	5.5
Cosmetics & Personal Care	2.0
Electrical Equipment	9.1
Electronics	2.1
Financial Services	1.0
Health Care Providers & Services	1.6
Heavy Machinery	2.5
Insurance	2.5
Machinery - Diversified	1.4
Media	4.5
Medical Supplies	5.3
Oil & Gas	9.1
Oil & Gas Services	1.9
Pharmaceuticals	3.7
Real Estate	1.2
Retailers	3.8
Semiconductors	4.3

Total Investments	97.1
Other Assets Less Liabilities	2.9 *

Net Assets	100.0%

*	Breakout of other assets and liabilities can be found on page 11.

See Notes to Financial Statements

7

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited)

	Shares	Value (1)

Common Stocks - 96.3%

Australia - 2.0%
Cochlear Ltd. (Medical Supplies)	110,800	$7,550,005

Austria - 2.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	175,720	7,847,993

Bermuda - 2.1%
Bunge Ltd. (Beverages, Food & Tobacco)	143,880	7,618,446

Brazil - 0.5%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,866,411

Canada - 3.2%
Cenovus Energy Inc. (Oil & Gas)	89,282	2,615,962
EnCana Corp. (Oil & Gas)	89,282	2,952,556
Imperial Oil Ltd. (Oil & Gas)	147,490	6,194,580

		11,763,098

China - 1.0%
China Resources Enterprise (Financial Services)	1,002,000	3,519,364

Denmark - 1.1%
Novo Nordisk A/S, Series B (Pharmaceuticals)	50,700	4,141,045

France - 14.9%
Air Liquide (Chemicals)	107,502	12,440,058
Dassault Systemes SA (Computer Software & Processing)	183,000	11,939,863
L’Oreal SA (Cosmetics & Personal Care)	72,870	7,540,077
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	69,730	7,971,487
Schlumberger Ltd. (Oil & Gas Services)	97,200	6,942,024
Schneider Electric SA (Electrical Equipment)	73,650	8,413,193

		55,246,702

Germany - 5.8%
Allianz SE (Insurance)*	81,700	9,379,297
Fresenius AG (Health Care Providers & Services)	81,968	5,842,516
Qiagen NV (Commercial Services & Supplies)*	270,870	6,230,378

		21,452,191

Hong Kong - 2.4%
Li & Fung Ltd. (Commercial Services & Supplies)	1,800,200	8,713,137

India - 1.5%
ICICI Bank Ltd. - Sponsored ADR (Banks)	134,500	5,718,940

Indonesia - 1.6%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	173,140	6,011,421

Israel - 0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	49,160	2,887,167

Japan - 13.5%
Fanuc Ltd. (Electrical Equipment)	73,000	8,635,117
Hoya Corp. (Electronics)	285,300	7,847,530

See Notes to Financial Statements

8

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Japan (continued)
JSR Corp. (Chemicals)	348,200	$7,079,618
Jupiter Telecommunications Co., Ltd. (Media)	4,455	4,496,557
Keyence Corp. (Electrical Equipment)	40,065	9,555,227
Kubota Corp. (Machinery - Diversified)	581,300	5,112,310
So-net M3 Inc. (Commercial Services & Supplies)	764	2,757,157
Sumitomo Realty & Development Co., Ltd. (Real Estate)	223,000	4,591,179

		50,074,695

Mexico - 4.7%
America Movil SA de CV, Series L - ADR (Communications)	158,300	8,149,284
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	397,640	9,230,457

		17,379,741

Poland - 0.9%
Bank Pekao SA - GDR, Reg. S (Banks)#,*	58,060	3,324,185

Russia - 2.0%
OAO Gazprom - Sponsored ADR (Oil & Gas)	315,670	7,327,435

Singapore - 1.9%
DBS Group Holdings Ltd. (Banks)	650,083	7,202,157

South Africa - 2.4%
MTN Group Ltd. (Communications)	431,500	6,352,354
Sasol Ltd. (Oil & Gas)	62,341	2,528,836

		8,881,190

South Korea - 2.3%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	8,000	1,918,578
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	16,920	6,457,400

		8,375,978

Sweden - 2.5%
Atlas Copco AB - Class A (Heavy Machinery)	569,600	9,251,163

Switzerland - 9.7%
Alcon Inc. (Medical Supplies)	55,070	8,583,210
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	244,650	11,963,385
Roche Holding AG - Genusschein (Pharmaceuticals)	42,450	6,704,259
Swatch Group AG (Retailers)	16,580	4,887,332
Synthes Inc. (Medical Supplies)	31,520	3,590,412

		35,728,598

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,524,125	6,873,702

United Kingdom - 15.5%
ARM Holdings plc (Semiconductors)	1,932,000	7,477,246
Autonomy Corp. plc (Computer Software & Processing)*	306,900	8,444,971
BG Group plc (Oil & Gas)	416,080	6,985,812
Standard Chartered plc (Banks)	367,610	9,798,892
Tesco plc (Beverages, Food & Tobacco)	977,580	6,502,971
Unilever plc (Beverages, Food & Tobacco)	187,025	5,602,576
WPP plc (Media)	1,157,620	12,307,465

		57,119,933

Total Common Stocks (Cost $265,169,808)		355,874,697

See Notes to Financial Statements

9

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Preferred Stocks - 0.8%

Brazil - 0.8%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	78,500	$2,978,290

Total Preferred Stocks (Cost $2,709,944)		2,978,290

Total Investments - 97.1% (Cost $267,879,752)		$358,852,987

See Notes to Financial Statements

10

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - 2.9%
Cash	$8,911,002
Dividends and interest receivable	1,359,217
Foreign currency (cost $35,022)	35,491
Receivable for Fund units sold	739,380
Tax reclaim receivable	216,346
Prepaid expenses	2,872
Payable to Investment Advisor	(225,856)
Payable for Fund units redeemed	(67,720)
Payable for distribution fees	(34,325)
Other Liabilities	(112,110)

10,824,297

Net Assets - 100%
Investor Class
Applicable to 5,613,999 outstanding $.001 par value units (authorized 250,000,000 shares)	$74,175,564

Net Asset Value, Offering Price and Redemption Price Per Unit	$13.21

Institutional Class
Applicable to 22,327,229 outstanding $.001 par value units (authorized 250,000,000 shares)	$295,501,720

Net Asset Value, Offering Price and Redemption Price Per Unit	$13.24

Components of Net Assets as of April 30, 2010 were as follows:
Paid-in capital	$287,413,819
Accumulated undistributed net investment income	998,764
Accumulated net realized loss from investment transactions	(9,706,269)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	90,970,970

$369,677,284

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

See Notes to Financial Statements

11

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

April 30, 2010 (unaudited)

Industry	Percentage of Net Assets

Airlines	1.1%
Automotive	0.6
Banks	18.6
Beverages, Food & Tobacco	4.0
Building Materials	2.7
Chemicals	1.2
Commercial Services & Supplies	5.8
Communications	6.3
Computers & Information	0.9
Cosmetics & Personal Care	2.2
Electric Utilities	1.1
Electrical Equipment	6.6
Electronics	1.8
Engineering & Construction	1.3
Financial Services	1.3
Food	3.0
Home Construction, Furnishings & Appliances	1.6
Insurance	2.8
Iron & Steel	0.5
Leisure Time	1.5
Media	0.9
Medical Supplies	3.7
Metals & Mining	4.0
Oil & Gas	8.9
Operative Builders	0.8
Pharmaceuticals	3.4
Pipelines	1.8
Retailers	3.1
Semiconductors	6.5

Total Investments	98.0
Other Assets Less Liabilities	2.0 *

Net Assets	100.0%

*	Breakout of other assets and liabilities can be found on page 16.

See Notes to Financial Statements

12

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited)

	Shares	Value (1)

Common Stocks - 95.6%

Brazil - 15.5%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)*	212,956	$3,332,319
Banco Bradesco SA - ADR (Banks)	244,980	4,561,527
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	38,400	2,630,784
Companhia de Bebidas das Americas - ADR (Beverages, Food & Tobacco)	23,000	2,249,400
Itau Unibanco Banco Multiplo SA - ADR (Banks)	168,196	3,646,489
Natura Cosmeticos SA (Cosmetics & Personal Care)	120,400	2,555,881
Petroleo Brasileiro SA - ADR (Oil & Gas)	168,446	7,147,164
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	36,500	1,146,918
Vale SA - Sponsored ADR (Metals & Mining)	245,740	7,389,376

		34,659,858

Chile - 2.5%
Banco Santander - ADR (Banks)	41,336	2,723,629
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	77,200	2,779,200

		5,502,829

China - 9.8%
Anhui Conch Cement Co., Ltd. (Building Materials)	616,000	1,962,705
ASM Pacific Technology Ltd. (Semiconductors)	147,900	1,408,879
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	2,400,000	2,252,365
China Insurance International Holdings Co., Ltd. (Insurance)*	848,000	2,788,424
Hengan International Group Co., Ltd. (Medical Supplies)	847,000	6,484,540
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	2,967,000	2,755,670
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services & Supplies)*	27,200	2,545,104
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	392,000	1,847,558

		22,045,245

Colombia - 1.1%
BanColombia SA - Sponsored ADR (Banks)	53,170	2,485,166

Czech Republic - 0.6%
Central European Media Enterprises Ltd. (Media)*	42,330	1,439,220

Egypt - 0.9%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	43,200	2,050,936

Greece - 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	65,230	1,767,572

Hong Kong - 1.1%
Li & Fung Ltd. (Commercial Services & Supplies)	494,000	2,391,006

Hungary - 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	4,920	1,041,615

India - 8.3%
Ambuja Cements Ltd. (Building Materials)	836,000	2,236,330
Axis Bank Ltd. (Banks)	130,600	3,673,118
Bajaj Auto Ltd. (Leisure Time)	72,300	3,421,555
Dabur India Ltd. (Cosmetics & Personal Care)	589,000	2,374,531
HDFC Bank Ltd. - ADR (Banks)	30,603	4,563,519
NTPC Ltd. (Electric Utilities)	516,900	2,431,808

		18,700,861

See Notes to Financial Statements

13

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Indonesia - 1.4%
PT Bank Rakyat Indonesia (Banks)	3,226,000	$3,188,547

Israel - 1.6%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	60,500	3,553,165

Luxembourg - 1.3%
Millicom International Cellular SA (Communications)	32,800	2,895,584

Malaysia - 1.2%
Public Bank Berhad (Banks)	10,466	39,379
Public Bank Berhad - Foreign Markets (Banks)	711,700	2,675,923

		2,715,302

Mexico - 7.2%
America Movil SA de CV, Series L - ADR (Communications)	86,950	4,476,186
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	10,305	570,279
Grupo Financiero Banorte SA de CV, Class O (Banks)	613,180	2,465,220
Grupo Televisa SA - Sponsored ADR (Media)	30,600	635,868
Telmex Internacional SAB de CV, Series L - ADR (Communications)	116,900	2,232,790
Urbi Desarrollos Urbanos SA de CV (Operative Builders)*	786,100	1,829,216
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	174,230	4,044,418

		16,253,977

Panama - 1.1%
Copa Holdings SA - Class A (Airlines)	42,500	2,408,900

Peru - 1.2%
Credicorp Ltd. (Banks)	30,500	2,649,230

Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	15,355	863,565

Poland - 1.9%
Bank Pekao SA (Banks)*	37,154	2,108,981
Central European Distribution Corp. (Beverages, Food & Tobacco)*	64,550	2,236,658

		4,345,639

Russia - 5.9%
Lukoil - Sponsored ADR (Oil & Gas)	79,078	4,523,262
OAO Gazprom - Sponsored ADR (Oil & Gas)	201,500	4,677,284
X 5 Retail Group NV - GDR, Reg. S (Food)*	113,956	4,043,795

		13,244,341

South Africa - 5.7%
Massmart Holdings Ltd. (Retailers)	168,000	2,500,793
MTN Group Ltd. (Communications)	251,550	3,703,209
Pretoria Portland Cement Co., Ltd. (Building Materials)	403,000	1,806,524
SABMiller plc (Beverages, Food & Tobacco)	86,800	2,713,132
Standard Bank Group Ltd. (Banks)	127,032	1,969,288

		12,692,946

South Korea - 9.1%
Hankook Tire Co., Ltd. (Automotive)	62,000	1,386,038
KB Financial Group Inc. - ADR (Financial Services)	60,991	2,976,361
LG Electronics Inc. (Electrical Equipment)	22,600	2,452,163
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	8,151	1,954,791

See Notes to Financial Statements

14

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

South Korea (continued)
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	17,330	$6,613,874
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	18,960	3,497,564
Taewoong Co., Ltd. (Metals & Mining)	23,900	1,576,628

		20,457,419

Taiwan - 10.2%
Delta Electronics (Electrical Equipment)	1,397,189	4,617,502
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	792,000	3,699,400
MediaTek Inc. (Semiconductors)	266,816	4,488,935
Quanta Computer Inc. (Computers & Information)	1,027,000	1,924,401
Synnex Technology International Corp. (Electronics)	1,734,530	4,127,368
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,045,577	3,989,838

		22,847,444

Thailand - 2.1%
PTT Exploration & Production plc (Oil & Gas)	593,000	2,767,516
Siam Commercial Bank-Alien (Banks)	783,170	1,984,854

		4,752,370

Turkey - 2.9%
Arcelik (Home Construction, Furnishings & Appliances)	827,000	3,625,589
Turkiye Garanti Bankasi AS (Banks)	610,000	2,964,424

		6,590,013

United Kingdom - 1.3%
Hikma Pharmaceuticals plc (Pharmaceuticals)	311,720	2,995,617

Total Common Stocks (Cost $155,894,035)		214,538,367

Preferred Stocks - 2.2%

Brazil - 0.4%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	25,000	948,500

Russia - 1.8%
Transneft (Oil & Gas)	3,529	4,058,350

Total Preferred Stocks (Cost $2,486,480)		5,006,850

Equity Linked Notes - 0.2%

Saudi Arabia - 0.2%
Jarir Marketing Co. Issued by HSBC Bank plc (Retailers)144A	7,700	326,462

Total Equity Linked Notes (Cost $319,769)		326,462

Total Investments - 98.0% (Cost $158,700,284)		$219,871,679

See Notes to Financial Statements

15

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - 2.0%
Cash	$2,779,504
Dividends and interest receivable	512,724
Foreign currency (cost $1,554,720)	1,599,949
Receivable for Fund units sold	139,287
Tax reclaim receivable	14,264
Prepaid expenses	123
Payable to Investment Advisor	(203,693)
Payable for securities purchased	(141)
Other Liabilities	(277,913)

4,564,104

Net Assets - 100%
Applicable to 14,940,126 outstanding $.001 par value units (authorized 500,000,000 shares)	$224,435,783

Net Asset Value, Offering Price and Redemption Price Per Unit	$15.02

Components of Net Assets as of April 30, 2010 were as follows:
Paid-in capital	$220,365,057
Accumulated undistributed net investment income	355,644
Accumulated net realized loss from investment transactions	(57,323,559)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	61,038,641

$224,435,783

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
144A	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of April 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

16

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

April 30, 2010 (unaudited)

Industry	Percentage of Net Assets

Agriculture	3.2%
Airlines	1.1
Auto Manufacturers	1.2
Banks	22.6
Beverages, Food & Tobacco	6.9
Building Materials	5.4
Chemicals	3.2
Commercial Services & Supplies	3.1
Communications	7.6
Electric Utilities	1.8
Electrical Equipment	1.4
Engineering & Construction	2.9
Financial Services	7.0
Gold and Silver Ores	3.2
Heavy Machinery	0.3
Holding Companies - Diversified	6.2
Industrial - Diversified	0.2
Internet	0.7
Investment Companies	1.7
Iron & Steel	0.4
Lodging	0.8
Media	1.1
Metals & Mining	0.6
Oil & Gas	4.7
Pharmaceuticals	3.2
Real Estate	0.6
Retailers	2.2
Textiles & Apparel	1.5
Transportation	1.4

Total Investments	96.2
Other Assets Less Liabilities	3.8 *

Net Assets	100.0%

*	Breakout of other assets and liabilities can be found on page 22.

See Notes to Financial Statements

17

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited)

	Shares	Value (1)

Common Stocks - 88.8%

Argentina - 4.1%
Banco Macro SA - Class B - ADR (Banks)	5,800	$162,399
Cresud SACIF y A - Sponsored ADR (Agriculture)	10,500	147,315
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)	41,390	163,536
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)	8	31

		473,281

Bangladesh - 3.1%
Lafarge Surma Cement Ltd. (Building Materials)*	10,100	62,774
Power Grid Co., Ltd. of Bangladesh (Electric Utilities)	7,000	80,243
Square Pharmaceuticals Ltd. (Pharmaceuticals)	4,235	219,087

		362,104

Colombia - 8.0%
BanColombia SA - Sponsored ADR (Banks)	6,210	290,256
Cementos Argos SA - Sponsored ADR (Building Materials)#	7,440	219,025
Ecopetrol SA - Sponsored ADR (Oil & Gas)	3,200	91,136
Grupo de Inversiones Suramericana SA - ADR (Investment Companies)#	6,300	191,389
Interconexion Electrica SA - ADR (Electric Utilities)#	800	132,679

		924,485

Croatia - 2.4%
Atlantic Grupa (Beverages, Food & Tobacco)	1,230	162,370
Ericsson Nikola Tesla (Communications)	361	109,528

		271,898

Democratic Republic of Congo - 1.8%
Katanga Mining Ltd. (Gold and Silver Ores)*	176,575	208,594

Egypt - 7.3%
Elswedy Cables Holdings Co. (Electrical Equipment)	12,493	167,334
Ghabbour Auto (Auto Manufacturers)	22,000	140,463
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	4,030	191,326
Orascom Telecom Holding SAE - GDR (Communications)	28,709	175,258
Oriental Weavers (Textiles & Apparel)	25,000	175,453

		849,834

Estonia - 1.4%
Tallink Group Ltd. (Transportation)*	179,840	162,825

Ghana - 0.5%
Ghana Commercial Bank (Banks)	68,600	54,861

Indonesia - 1.3%
PT Bank Rakyat Indonesia (Banks)	147,903	146,186

Jordan - 2.0%
Arab Bank (Banks)	10,500	170,646
Arab Potash Co. (Chemicals)	1,193	58,939

		229,585

Kazakhstan - 3.1%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg. S (Banks)*	18,799	177,629
Kazakhstan Kagazy plc - GDR, Reg. S (Industrial - Diversified)*	93,020	20,464
KazMunaiGas Exploration Production - GDR (Oil & Gas)	5,150	126,448

See Notes to Financial Statements

18

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Kazakhstan (continued)
Steppe Cement Ltd. (Building Materials)*	31,250	$32,842

		357,383

Kenya - 9.1%
Accesskenya (Internet)	336,200	86,087
East African Breweries Ltd. (Beverages, Food & Tobacco)	62,300	136,844
Equity Bank Ltd. (Banks)	930,000	222,796
Kenya Airways Ltd. (Airlines)	172,500	127,101
Kenya Oil Co., Ltd. (Oil & Gas)	67,900	73,827
Nation Media Group (Media)	66,400	122,872
Safaricom Ltd. (Communications)	3,726,400	283,916

		1,053,443

Lebanon - 0.9%
Banque Audi sal- Audi Saradar Group - GDR, Reg. S (Banks)	1,200	105,600

Mauritius - 2.0%
Mauritius Commercial Bank (Banks)	31,400	135,701
Sun Resorts Ltd. - Class A (Lodging)	42,340	96,305

		232,006

Morocco - 3.7%
Douja Prom Addoha (Real Estate)	4,620	65,180
Managem (Metals & Mining)*	1,522	69,395
Maroc Telecom (Communications)	7,400	142,443
Ona SA (Holding Companies - Diversified)	785	151,158

		428,176

Nigeria - 7.9%
Access Bank plc (Banks)	3,390,000	206,850
Dangote Sugar Refinery plc (Agriculture)	844,530	104,405
Diamond Bank plc (Banks)	3,738,578	200,131
First Bank of Nigeria plc (Banks)	1,882,715	202,940
UAC of Nigeria plc (Holding Companies - Diversified)	579,880	202,923

		917,249

Pakistan - 2.5%
Engro Chemical Ltd. (Chemicals)	46,816	110,380
MCB Bank Ltd. (Banks)	13,915	34,933
Pakistan Petroleum Ltd. (Oil & Gas)	62,060	144,815

		290,128

Peru - 3.6%
Cementos Lima (Building Materials)	7,612	96,002
Credicorp Ltd. (Financial Services)	3,200	277,952
Ferreyros SA (Heavy Machinery)	34,219	36,786

		410,740

Poland - 0.1%
Ciech SA (Chemicals)*	588	6,558

Qatar - 3.1%
Commercial Bank of Qatar (Banks)	7,900	167,508
Industries Qatar (Chemicals)	6,150	194,293

		361,801

Senegal - 1.4%
Sonatel (Communications)	595	166,665

See Notes to Financial Statements

19

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Serbia - 2.1%
AIK Banka AD (Banks)*	4,000	$182,281
Energoprojekt Holding ad Beograd (Holding Companies-Diversified)*	4,550	57,630

		239,911

Sri Lanka - 1.3%
John Keells Holdings plc (Commercial Services & Supplies)	95,500	155,805

Thailand - 3.8%
Home Product Center plc (Building Materials)	1,042,910	174,060
PTT Exploration & Production plc (Oil & Gas)	22,400	104,540
Siam Commercial Bank-Alien (Banks)	28,700	72,737
Thai Vegetable Oil plc (Beverages, Food & Tobacco)	172,600	89,087

		440,424

Trinidad And Tobago - 1.5%
Neal & Massy Holdings Ltd. (Holding Companies-Diversified)	9,900	70,197
Republic Bank Ltd. (Banks)	6,250	73,778
Trinidad Cement Ltd. (Building Materials)*	60,000	35,414

		179,389

Ukraine - 3.5%
Astarta Holding N.V. (Holding Companies-Diversified)*	11,660	236,458
Ferrexpo plc (Iron & Steel)	8,320	44,512
Kernel Holding SA (Agriculture)*	5,900	122,043

		403,013

United Arab Emirates - 4.6%
Arabtec Holding Co. (Engineering & Construction)*	216,000	142,904
Depa Ltd. (Commercial Services & Supplies)*	263,000	205,140
Dubai Financial Market (Financial Services)	370,000	178,224

		526,268

United Kingdom - 2.7%
Hikma Pharmaceuticals plc (Pharmaceuticals)	16,300	156,642
Kazakhmys plc (Gold and Silver Ores)	7,300	156,367

		313,009

Total Common Stocks (Cost $9,334,631)		10,271,221

Equity Linked Notes - 7.3%

Kuwait - 3.0%
Kuwait Projects Co. Issued by HSBC Bank plc (Financial Services)144A	241,500	351,190

Saudi Arabia - 4.3%
Jarir Marketing Co. Issued by HSBC Bank plc (Retailers)144A	6,100	258,626
Almari Co. Issued by HSBC Bank plc (Beverages, Food & Tobacco)144A	4,400	233,774

		492,400

Total Equity Linked Notes (Cost $847,956)		843,590

See Notes to Financial Statements

20

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

	Shares	Value (1)

Warrant - 0.1%

Thailand - 0.1%
Thai Vegetable Oil, Expires 5/18/2012 (Beverages, Food & Tobacco)*	34,520	$8,162

Total Warrants (Cost $2,237)		8,162

Total Investments - 96.2% (Cost $10,184,824)		$11,122,973

See Notes to Financial Statements

21

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Statement of Net Assets

April 30, 2010 (unaudited) (continued)

Value (1)

Liabilities, Net of Other Assets - 3.8%
Cash	$401,299
Receivable for securities sold	847,954
Dividends and interest receivable	28,564
Foreign currency (cost $19,222)	18,620
Receivable for Fund units sold	54,950
Tax reclaim receivable	1,036
Prepaid expenses	5
Payable to Investment Advisor	(7,360)
Payable for securities purchased	(847,958)
Other Liabilities	(60,445)

436,665

Net Assets - 100%
Applicable to 1,613,733 outstanding $.001 par value units (authorized 400,000,000 shares)	$11,559,638

Net Asset Value, Offering Price and Redemption Price Per Unit	$7.16

Components of Net Assets as of April 30, 2010 were as follows:
Paid-in capital	$11,856,530
Accumulated net investment loss	(25,841)
Accumulated net realized loss from investment transactions	(1,167,883)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	896,832

$11,559,638

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
144A	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 7.3% of net assets as of April 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

22

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2010 (unaudited)

	Global Equity Portfolio	International Equity Portfolio
Investment Income
Interest	$148	$467
Dividends (net of foreign withholding taxes of $30,051 and $228,392, respectively)	622,559	2,861,456

Total investment income	622,707	2,861,923

Expenses
Investment advisory fees (Note 3)	445,574	1,275,277
Administration fees (Note 3)	26,057	99,265
Distribution fees, Investor Class	—	66,523
Custodian and accounting fees (Note 3)	42,999	112,450
Directors’ fees and expenses (Note 3)	4,392	18,819
Shareholder record keeping fees (Note 3)	31,464	40,374
Printing and postage fees	5,790	13,544
State registration filing fees	8,713	15,827
Professional fees	21,999	33,508
Sub Transfer Agent Fees	22,915	30,895
Other fees and expenses	7,288	23,152

Total expenses	617,191	1,729,634

Less Waiver/Reimbursement of Fund expenses from Investment Advisor (Note 3)	(121,018)	(31,268)

Net expenses	496,173	1,698,366

Net investment income	126,534	1,163,557

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Investment transactions	3,074,700	2,816,403
Foreign currency transactions	(73,022)	(225,788)

Net realized gain	3,001,678	2,590,615

Change in unrealized appreciation (depreciation)
Investments	4,245,280	31,271,637
Translation of assets and liabilities denominated in foreign currencies	(4,383)	(13,399)

Net change in unrealized appreciation	4,240,897	31,258,238

Net realized and unrealized gain	7,242,575	33,848,853

Net Increase in Net Assets Resulting from Operations	$7,369,109	$35,012,410

See Notes to Financial Statements

23

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2010 (unaudited)

	Institutional Emerging Markets Portfolio	Frontier Emerging Markets Portfolio
Investment Income
Interest	$148	$3
Dividends (net of foreign withholding taxes of $207,953 and $3,289, respectively)	1,920,637	137,523

Total investment income	1,920,785	137,526

Expenses
Investment advisory fees (Note 3)	1,284,973	77,010
Administration fees (Note 3)	62,495	5,442
Custodian and accounting fees (Note 3)	110,786	24,921
Directors’ fees and expenses (Note 3)	12,709	577
Shareholder record keeping fees (Note 3)	15,201	15,040
Printing and postage fees	5,776	496
State registration filing fees	3,865	1,592
Professional fees	27,286	16,443
Sub Transfer Agent Fees	1,257	4
Other fees and expenses	15,089	3,078

Total expenses	1,539,437	144,603

Less Waiver/Reimbursement of Fund expenses from Investment Advisor (Note 3)	(203,064)	(41,923)

Net expenses	1,336,373	102,680

Net investment income	584,412	34,846

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Investment transactions	4,835,305	417,283
Foreign currency transactions	(147,769)	(7,793)

Net realized gain	4,687,536	409,490

Change in unrealized appreciation (depreciation)
Investments	21,297,927	1,110,418
Translation of assets and liabilities denominated in foreign currencies	75,519	(5,989)

Net change in unrealized appreciation	21,373,446	1,104,429

Net realized and unrealized gain	26,060,982	1,513,919

Net Increase in Net Assets Resulting from Operations	$26,645,394	$1,548,765

See Notes to Financial Statements

24

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio
	Six Months Ended April 30, 2010 (unaudited) (*)	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$126,534	$187,248
Net realized gain (loss) on investments and foreign currency transactions	3,001,678	(1,603,345)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,240,897	16,795,335

Net increase in net assets resulting from operations	7,369,109	15,379,238

Distributions to Shareholders from:
Net investment income
Advisor Class	(99,325)	(140,635)
Institutional Class	(50,029)	—

Total distributions to shareholders	(149,354)	(140,635)

Transactions in units of Common Stock
Proceeds from sale of units
Advisor Class	20,076,963	29,033,478
Institutional Class	66,662,837	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Advisor Class	93,525	76,577
Institutional Class	50,029	—
Cost of units redeemed
Advisor Class	(29,291,399)	(3,752,668)
Institutional Class	(794,860)	—
Redemption fees
Advisor Class	554	6,503
Institutional Class	1,835	—

Net increase in net assets from fund unit transactions	56,799,484	25,363,890

Net increase in net assets	64,019,239	40,602,493

Net Assets
At beginning of year	66,810,313	26,207,820

At end of period	$130,829,552	$66,810,313

Accumulated undistributed net investment income included in net assets	$126,429	$149,249

(*)	Institutional Shares of Global Equity commenced operations on November 3, 2009.

See Notes to Financial Statements

25

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$1,163,557	$2,856,596
Net realized gain (loss) on investments and foreign currency transactions	2,590,615	(11,943,588)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	31,258,238	76,759,308

Net increase in net assets resulting from operations	35,012,410	67,672,316

Distributions to Shareholders from:
Net investment income
Investor Class	(290,844)	(160,740)
Institutional Class	(2,239,441)	(3,101,928)
Net realized gain from investments and foreign-currency related transactions
Investor Class	—	(2,318,758)
Institutional Class	—	(36,230,389)

Total distributions to shareholders	(2,530,285)	(41,811,815)

Transactions in units of Common Stock
Proceeds from sale of units
Investor Class	37,749,948	24,524,810
Institutional Class	64,963,357	37,754,041
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	275,089	2,337,103
Institutional Class	2,164,593	38,985,473
Cost of units redeemed
Investor Class	(6,989,031)	(5,664,340)
Institutional Class	(58,572,427)	(29,797,831)
Redemption fees
Investor Class	10,258	2,232
Institutional Class	10,037	9,202

Net increase in net assets from fund unit transactions	39,611,824	68,150,690

Net increase in net assets	72,093,949	94,011,191

Net Assets
At beginning of year	297,583,335	203,572,144

At end of period	$369,677,284	$297,583,335

Accumulated undistributed net investment income included in net assets	$998,764	$2,365,492

See Notes to Financial Statements

26

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Institutional Emerging Markets Portfolio
	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$584,412	$1,500,759
Net realized gain (loss) on investments and foreign currency transactions	4,687,536	(34,215,275)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	21,373,446	101,836,498

Net increase in net assets resulting from operations	26,645,394	69,121,982

Distributions to Shareholders from:
Net investment income	(1,329,181)	(5,277,778)

Total distributions to shareholders	(1,329,181)	(5,277,778)

Transactions in units of Common Stock
Proceeds from sale of units	25,365,933	45,649,131
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	1,026,968	4,205,119
Cost of shares units	(30,821,805)	(42,223,167)
Redemption fees
Institutional Class	517	35,508

Net increase (decrease) in net assets from Fund share transactions	(4,428,387)	7,666,591

Net increase in net assets	20,887,826	71,510,795

Net Assets
At beginning of year	203,547,957	132,037,162

At end of period	$224,435,783	$203,547,957

Accumulated undistributed net investment income included in net assets	$355,644	$1,100,413

See Notes to Financial Statements

27

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio
	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Increase in Net Assets From Operations
Net investment income	$34,846	$88,595
Net realized gain (loss) on investments and foreign currency transactions	409,490	(1,589,119)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,104,429	3,621,154

Net increase in net assets resulting from operations	1,548,765	2,120,630

Distributions to Shareholders from:
Net investment income
Institutional Class	(127,945)	(15,259)

Total distributions to shareholders	(127,945)	(15,259)

Transactions in units of Common Stock
Proceeds from sale of units
Institutional Class	2,024,823	2,540,000
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	42,692	4,708
Cost of units redeemed
Institutional Class	(1,000,000)	(454,197)

Net increase in net assets from Fund unit transactions	1,067,515	2,090,511

Net increase in net assets	2,488,335	4,195,882

Net Assets
At beginning of year	9,071,303	4,875,421

At end of period	$11,559,638	$9,071,303

Undistributed net investment income (loss) included in net assets at end of period	$(25,841)	$67,258

See Notes to Financial Statements

28

Harding, Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio - Institutional Class
	For the Period Ended Apr. 30, 2010 (unaudited) (1)
Per Share Data
Net asset value, beginning of period	$20.43

Increase (Decrease) in Net Assets from Operations
Net investment income	0.06
Net realized and unrealized gain on investments and foreign currency-related transactions	1.85

Net increase from investment operations	1.91

Distributions to Shareholders from:
Net investment income	(0.05)

Total distributions	(0.05)

Net asset value, end of period	$22.29

Total Return	9.36	%(B)

Ratios/ Supplemental data:
Net assets, end of period (000’s)	$68,063

Net expenses to average net assets	1.00	%(A)

Net investment income to average net assets	0.43	%(A)

Decrease reflected in above expense ratios due to expense reductions	0.33	%(A)

Portfolio turnover rate	20	%(B)

(1) For the period November 3, 2009 (commencement of operations) through April 30, 2010.

(A) annualized.

(B) Not Annualized.

See Notes to Financial Statements

29

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

International Equity Portfolio - Institutional Class
For the Six Months Ended Apr. 30, 2010 (unaudited)	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005

Per Share Data
Net asset value, beginning of period	$12.04		$11.44	$21.71	$18.68	$14.90	$12.41

Increase (Decrease) in
Net Assets from Operations
Net investment income	0.04		0.13	0.20	0.14	0.12 (1)	0.13
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	1.26		2.86	(8.63)	4.33	3.75	2.42

Net increase (decrease) from investment operations	1.30		2.99	(8.43)	4.47	3.87	2.55

Distributions to
Shareholders from:
Net investment income	(0.10)		(0.19)	(0.15)	(0.10)	(0.08)	(0.06)
Net realized gain from investments and foreign currency-related transactions	—		(2.20)	(1.69)	(1.34)	(0.01)	—

Total distributions	(0.10)		(2.39)	(1.84)	(1.44)	(0.09)	(0.06)

Net asset value, end of period	$13.24		$12.04	$11.44	$21.71	$18.68	$14.90

Total Return	10.86	%(B)	32.77%	(42.33)%	25.24%	26.06%	20.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$295,502		$259,450	$191,450	$390,659	$343,965	$300,227

Net expenses to average net assets	0.95	%(A)	1.00%	0.98%	0.98%	1.00%	1.00%

Net investment income to average net assets	0.69	%(A)	1.31%	1.05%	0.70%	0.69%	0.77%

Decrease reflected in above expense ratios due to expense reductions	—		0.04%	—	—	0.01%	0.05%

Portfolio turnover rate	23	%(B)	22%	18%	19%	35%	38%

(1) Computed using average units outstanding throughout the year.

(A) Annualized.

(B) Not Annualized.

See Notes to Financial Statements

30

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Institutional Emerging Markets Portfolio
For the Six Months Ended Apr. 30, 2010 (unaudited)	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005

Per Share Data
Net asset value, beginning of period	$13.29		$9.29	$21.20	$13.42	$9.92	$10.00

Increase (Decrease) in
Net Assets from Operations
Net investment income (loss)	0.04		0.10	0.44	0.10	0.07	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	1.78		4.27	(11.53)	7.70	3.45	(0.08)

Net increase (decrease) from investment operations	1.82		4.37	(11.09)	7.80	3.52	(0.08)

Distributions to
Shareholders from:
Net investment income	(0.09)		(0.37)	(0.09)	(0.02)	(0.02)	—
Net realized gain from investments and foreign currency- related transactions	—		—	(0.73)	—	—	—

Total distributions	(0.09)		(0.37)	(0.82)	(0.02)	(0.02)	—

Net asset value, end of period	$15.02		$13.29	$9.29	$21.20	$13.42	$9.92

Total Return	13.77	%(B)	48.92%	(54.33)%	58.18%	35.38%	(0.70	)%(B)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$224,436		$203,548	$132,037	$245,061	$85,930	$4,962

Net expenses to average net assets	1.30	%(A)	1.30%	1.30%	1.30%	1.30%	1.30	%(A)

Net investment income to average net assets	0.57	%(A)	0.93%	2.56%	0.72%	0.88%	(0.19	)%(A)

Decrease reflected in above expense ratios due to expense reductions	0.20	%(A)	0.25%	0.22%	0.25%	0.51%	20.02	%(A)

Portfolio turnover rate	21	%(B)	57%	51%	32%	38%	1	%(B)

(1) For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

*    Rounds to less than $(0.01).

(A) Annualized.

(B) Not Annualized.

See Notes to Financial Statements

31

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

Frontier Emerging Markets Portfolio - Institutional Class
For the Six Months Ended Apr. 30, 2010 (unaudited)	For the Year Ended Oct. 31, 2009	For the Year Ended Oct. 31, 2008 (1)

Per Share Data
Net asset value, beginning of period	$6.29		$4.98	$10.00

Increase (Decrease) in Net Assets from Operations
Net investment income	0.03		0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.93		1.26	(5.03)

Net increase (decrease) from investment operations	0.96		1.33	(5.02)

Distributions to Shareholders from:
Net investment income	(0.09)		(0.02)	—

Total distributions	(0.09)		(0.02)	—

Net asset value, end of period	$7.16		$6.29	$4.98

Total Return	15.43	%(B)	26.71%	(50.20	)%(B)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,560		$9,071	$4,875

Net expenses to average net assets	2.00	%(A)	2.00%	2.00	%(A)

Net investment income to average net assets	0.68	%(A)	1.39%	0.42	%(A)

Decrease reflected in above expense ratios due to expense reductions	0.82	%(A)	2.08%	6.92	%(A)

Portfolio turnover rate	32	%(B)	55%	1	%(B)

(A) Annualized.

(B) Not Annualized.

(1) For the period from May 27, 2008 (commencement of operations) through October 31, 2008.

See Notes to Financial Statements

32

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of April 30, 2010: Global Equity Portfolio (“Global Equity”); International Equity Portfolio (“International Equity”); International Small Companies Portfolio (“International Small Companies”); Emerging Markets Portfolio (“Emerging Markets”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). Information presented in these financial statements pertains to Institutional Class shares of Global Equity, Institutional Class shares of International Equity, Institutional Emerging Markets and Frontier Emerging Markets (individually, “Portfolio”; collectively, “Portfolios”). Information pertaining to Advisor Class shares of Global Equity, Investor Class shares of International Equity, Investor Class shares of International Small Companies, and Emerging Markets is presented in a separate report. The investment objective of each Portfolio is as follows: Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; and Frontier Emerging Markets—to seek long-term capital appreciation through investments in securities of companies based in frontier and smaller emerging markets.

Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective November 3, 2009, Global Equity launched Institutional Class shares. All qualified existing shareholders were invited to convert to the Institutional Class shares and a majority of such shareholders did convert to the Institutional Class shares over a period of time. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LP’s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched Investor Class shares and converted existing shareholders to the Institutional Class. Institutional Emerging Markets commenced operations on October 17, 2005. Institutional Class of Frontier Emerging Markets commenced operations on May 27, 2008.

Frontier Emerging Markets may, under certain conditions, invest up to 35% of its net assets in companies in the same industry. During periods when the Portfolio makes use of its ability to so invest, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2010, there were four securities in the Portfolios which required valuation by the Board or its delegate. International Equity and Frontier Emerging Markets each held such securities. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

GAAP establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This statement defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This statement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

GAAP provides additional guidance for estimating fair value in accordance with FASB Fair Value Measurements, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolios’ investments:

Global Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$80,833,261	$45,601,050	$—	$126,434,311

Total Investments	$80,833,261	$45,601,050	$—	$126,434,311

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Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

International Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$80,733,843	$271,816,669	$3,324,185	$355,874,697
Preferred Stocks	2,978,290	—	—	2,978,290

Total Investments	$83,712,133	$271,816,669	$3,324,185	$358,852,987

Institutional Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$94,308,768	$120,229,599	$—	$214,538,367
Preferred Stocks	5,006,850	—	—	5,006,850
Equity Linked Notes	326,462	—	—	326,462

Total Investments	$99,642,080	$120,229,599	$—	$219,871,679

Frontier Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$4,386,957	$5,341,171	$543,093	$10,271,221
Equity Linked Notes	843,590	—	—	843,590
Warrant	8,162	—	—	8,162

Total Investments	$5,238,709	$5,341,171	$543,093	$11,122,973

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

ASSET VALUATION INPUTS

Investments in Securities

International Equity	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of April 30, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Held at April 30, 2010
Common Stocks	$2,857,825	$0	($44,295)	$143,123	$627,591	($260,059)	$0	$0	$3,324,185	$143,123

Frontier Emerging Markets

Common Stocks	$520,558	$0	$0	$92,732	$0	$0	$0	($70,197)	$543,093	$99,254

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Management has performed an analysis of each Portfolios’ tax positions for the open tax years as of October 31, 2009 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2006; October 31, 2007; October 31; 2008; October 31, 2009) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States and the state of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets. Pursuant to the Fund’s multiple class expense allocation plan, certain expenses are allocated to particular classes of the Portfolios.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. The Board has appointed State Street Bank and Trust Company (“State Street Bank and Trust”) as the lending agent for the Portfolios. However, the Portfolios are not currently lending securities. As of April 30, 2010, there were no securities on loan.

Quantitative Disclosure of Derivative Holdings

The following table shows additional disclosures about Frontier Emerging Markets’ derivative and hedging activities, including how such activities are accounted for and their effect on Frontier Emerging Markets’ financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

Frontier Emerging Markets

Fair Value of Derivative Instruments as of April 30, 2010

Asset Derivatives

	Statement of Net Assets Location	Equity Contracts Risk
Rights	Rights	$8,162

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2010

Change in Unrealized Appreciation (Depreciation)

	Statement of Operations Location	Equity Contracts Risk
Rights	Change in unrealized appreciation (depreciation) on investments	$5,924

Number of Shares (1)
		Equity Contracts Risk
Rights (2)		34,520

(1) Amount disclosed represents the average held during the period.

(2) Amount represents number of shares.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the “Agreement”) with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.00%, 0.75%, 1.25% and 1.50%, of the average daily net assets of Global Equity, International Equity, Institutional Emerging Markets, and Frontier Emerging Markets Portfolios, respectively.

The Investment Advisor has voluntarily agreed to reduce its fees to the extent that aggregate expenses exceed an annual rate of 1.00%, 1.00%, 1.30%, and 2.00% of the average daily net assets of Institutional Class shares of Global Equity, Institutional Class shares of International Equity, Institutional Emerging Markets, and Institutional Class shares of Frontier Emerging Markets, respectively. For the period ended April 30, 2010, the Investment Advisor voluntarily waived and/or reimbursed $121,018, $31,268, $203,064, $41,923 in investment advisory fees from Global Equity, International Equity, Institutional Emerging Markets, and Frontier Emerging Markets Portfolios, respectively.

In addition, the Fund has an administration agreement with State Street Bank and Trust, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, and the service of some State Street Bank and Trust employees as officers serving the Board of Directors. Under this agreement, Global Equity, International Equity, Institutional Emerging Markets, and Frontier Emerging Markets Portfolios incurred $103,451, $263,498, $195,372, and $45,986 respectively, for the period ended April 30, 2010.

State Street Bank and Trust serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios. Prior to March 3, 2010, State Street provided a chief compliance officer to the Fund.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized, pursuant to a shareholder services plan, to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolios’ fees and expenses, the Investment Advisor paid a portion of the Portfolios’ share of these fees during the period ended April 30, 2010.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2010, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$ 69,786,354	$17,181,663
International Equity	107,071,493	74,671,989
Institutional Emerging Markets	42,716,167	48,378,868
Frontier Emerging Markets	3,784,945	3,183,701

The Portfolios are permitted to purchase or sell securities from or to certain other Harding Loevner portfolios under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended April 30, 2010, Institutional Emerging Markets engaged in two separate 17a-7 transactions with an aggregate value of $3,291,821.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2010, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Global Equity	$19,197,552	$ (680,977)	$18,516,575	$107,917,736
International Equity	95,107,772	(6,097,466)	89,010,306	269,842,681
Institutional Emerging Markets	47,869,054	(3,265,752)	44,603,302	175,268,377
Frontier Emerging Markets	2,157,687	(1,280,116)	877,571	10,245,402

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, Institutional Emerging Markets, and Frontier Emerging Markets was $(3,041), $(2,265), $(132,754) and $(41,317), respectively, for the period ended April 30, 2010.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2010.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

6. Capital Share Transactions

Transactions in capital stock for Global Equity—Advisor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	919,991	$20,076,963	1,872,104	$29,033,478
Shares issued upon reinvestment of dividends	4,460	93,525	5,005	76,577

	924,451	20,170,398	1,877,109	29,110,055
Shares redeemed	(1,402,696)	(29,291,399)	(227,787)	(3,752,668)

Net increse (decrease)	(478,245)	$(9,121,001)	1,649,322	$25,357,387

Transactions in capital stock for Global Equity—Institutional Class were as follows for the periods indicated:
	Period From November 3, 2009 to April 30, 2010 (A)
	Shares	Amount
Shares sold	3,089,131	$66,662,837
Shares issued upon reinvestment of dividends	2,387	50,029

	3,091,518	66,712,866
Shares redeemed	(38,116)	(794,860)

Net increase	3,053,402	$65,918,006

Transactions in capital stock for International Equity—Investor Class were as follows for the periods indicated:
	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,962,466	$37,749,948	2,406,941	$24,524,810
Shares issued upon reinvestment of dividends	21,972	275,089	256,261	2,337,103

	2,984,438	38,025,037	2,663,202	26,861,913
Shares redeemed	(543,682)	(6,989,031)	(551,993)	(5,664,340)

Net increase	2,440,756	$31,036,006	2,111,209	$21,197,573

Transactions in capital stock for International Equity—Institutional Class were as follows for the periods indicated:
	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,101,836	$64,963,357	3,607,416	$37,754,041
Shares issued upon reinvestment of dividends	172,753	2,164,593	4,274,140	38,985,473

	5,274,589	67,127,950	7,881,556	76,739,514
Shares redeemed	(4,496,798)	(58,572,427)	(3,062,169)	(29,797,831)

Net increase	777,791	$8,555,523	4,819,387	$4,6941,683

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

6. Capital Share Transactions (continued)

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,762,392	$25,365,933	4,770,185	$45,649,131
Shares issued upon reinvestment of dividends	73,830	1,026,968	471,426	4,205,119

	1,836,222	26,392,901	5,241,611	49,854,250
Shares redeemed	(2,215,892)	(30,821,805)	(4,136,224)	(42,223,167)

Net increase (decrease)	(379,670)	$(4,428,904)	1,105,387	$7,631,083

Transactions in capital stock for Frontier Emerging Markets—Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	306,554	$2,024,823	553,912	$2,540,000
Shares issued upon reinvestment of dividends	6,776	42,692	1,017	4,708

	313,330	2,067,515	554,929	2,544,708
Shares redeemed	(142,045)	(1,000,000)	(90,850)	(454,197)

Net increase	171,285	$1,067,515	464,079	$2,090,511

(A) Institutional Class shares commenced operations on November 3, 2009.

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2010, Global Equity—Institutional Class, International Equity—Institutional Class, and Institutional Emerging Markets, received $1,835, $10,037, and $517, respectively, in redemption fees related to such transactions as disclosed in the Portfolios’ Statements of Changes in Net Assets. For the period ended April 30, 2010, Frontier Emerging Markets did not receive any redemption fees.

7. Concentration of Ownership

At April 30, 2010, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Global Equity	4	73%*
International Equity	3	34%*
Institutional Emerging Markets	3	39%*
Frontier Emerging Markets	3	76%*

*	Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

8. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2010 (unaudited)

8. Repurchase Agreements (continued)

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

9. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

10. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets and Frontier Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an agreed upon contractual rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the period ended April 30, 2010, International Equity Portfolio had borrowings on one day, the maximum balance being $2,365,583, at an average weighted interest rate of 1.48% and Institutional Emerging Markets had borrowings on six days, the maximum balance being $7,139,883, at an average weighted interest rate of 1.43%.

11. Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first complete reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Portfolios’ financial statement disclosures.

12. Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the fiscal six-month period ended April 30, 2010, events and transactions subsequent to April 30, 2010 through the date the financial statements were issued have been evaluated by the Fund’s management for possible adjustment and/or disclosure.

Effective, June 12, 2010, The Northern Trust Company replaced State Street Bank and Trust as service provider of custody, administration, fund accounting, and transfer agency services for the Portfolios.

No additional subsequent events requiring financial statement adjustment or disclosure have been identified.

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Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

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Harding, Loevner Funds, Inc.

Officers & Directors

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman

of the Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Raymond J. Clark

Director Emeritus of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Patrick Kenniston

Anti-Money Laundering Compliance

Officer of the Funds

Puran Dulani

Chief Financial Officer and Treasurer

of the Funds

Richard Reiter

Vice President of the Funds

Tom Dula

Assistant Treasurer of the Funds

Owen Meacham

Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Gwen C. Cooney

Assistant Secretary of the Funds

44

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.   Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Exhibit 99.CERT: Section 302 Certifications.

(b)	Exhibit 99.906 CERT: Section 906 Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ David R. Loevner
David R. Loevner, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Loevner
David R. Loevner, President

Date: July 2, 2010

By	/s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date: July 2, 2010